SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 21
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 23
QUANTITATIVE GROUP OF FUNDS d/b/a QUANT FUNDS
(Exact Name of Registrant as Specified in Charter)

55 Old Bedford Road
Lincoln, Massachusetts 01773
(Address of Principal Executive Offices) (Zip Code)
(781) 259-1144
Registrant's Telephone Number, including Area Code
WILLARD L. UMPHREY, President
Quant Funds
55 Old Bedford Road
Lincoln, Massachusetts 01773
(Name and Address of Agent for Service)

Copy to:
Mark P. Goshko, Esq.
KIRKPATRICK & LOCKHART, LLP
75 State Street
Boston, Massachusetts 02109
________________

It is proposed that this filing will become effective:

/_/ immediately upon filing pursuant to paragraph (b)
/X/ on August 1, 2000 pursuant to paragraph (b)
/_/ 75 days after filing pursuant to paragraph (a)(2)
/ / 60 days after filing pursuant to paragraph (a)(i)
/_/ on (date) pursuant to paragraph (a) of Rule 485
_________
	Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933.  The Rule
24f-2 Notice for the Registrant's fiscal year ended March 31, 2000 was filed on July 3, 2000.


QUANT FUNDS
Cross Reference Sheet
Pursuant to Rule 495(a)

Item No.		Registration Statement Caption		                Caption in Prospectus
Part A
 1.		Cover Page.................................................	Cover Page
 2.		Synopsis.....................................................Summary of Fees and Expenses
 3.		Condensed Financial Information............Financial Highlights
 4.		General Description of Registrant..........Investment Objectives and
									Policies; Risk Considerations;
								 	Portfolio Securities; Other
							  		Investment Practices
5.		Management of the Fund.............................	Management of the Funds,
           Prior Performance of the Portfolio Manager of the Foreign Value Fund
 6.		Capital Stock and Other Securities.............	The Quant Group
 7.		Purchase of Securities Being Offered......		Calculation of Net Asset Value;							   		How to Invest
 8.		Redemption or Repurchase........................	How to Redeem
 9.		Pending Legal Proceedings.......................	Not Applicable

Item No.	Registration Statement Caption			           Caption in Statement of Additional
Information

Part B
10.		Cover Page and Table of Contents.		Cover Page
11.		Fund History............		The Quant Group
12.		Description of the Fund and its Investments		Investment Objectives and
		  and Risks .  		Policies; Other Investment
							  	Practices; Investment 										Restrictions of the Funds
13.		Management of the Registrant..................	Management of the Funds
14.		Control Persons and Principal Holders of		Management of the Funds
		  Securities............................................... 	(Trustees and Officers)
15.		Investment Advisory and Other Services		Management of the Fund
							  	(Trustees and Officers);
							  	Management Contract; 										Advisory Contracts; 										Distribution and
								Distribution Plan
16.		Brokerage Allocation and Other Practices.......	Portfolio Transactions
17.		Capital Stock and Other Securities...........		The Quant Group
18.		Purchase, Redemption and Pricing of		How to Invest; How to
		  Shares........................................ ..............Redeem; Calculation of Net
								Asset Value
19.		Taxation of the Fund.....................................	Distributions;  Taxation
20.		Underwriter...............................................	Distributor and Distribution 									Plan
21.		Calculation of Performance Data..........		Performance Measures
22.		Financial Statements...............................	Financial Statements

Part C
	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.


[LOGO OF QUANTITATIVE GROUP]


AUGUST 1, 2000

U.S. EQUITY FUNDS

     Quant Growth and Income Fund

     Quant Mid Cap Fund

     Quant Small Cap Fund



INTERNATIONAL EQUITY FUNDS

     Quant Emerging Markets Fund

     Quant Foreign Value Fund

     Quant International Equity Fund




                            THESE SECURITIES HAVE NOT
                         BEEN APPROVED OR DISAPPROVED BY
                           THE SECURITIES AND EXCHANGE
                        COMMISSION NOR HAS THE SECURITIES
                             AND EXCHANGE COMMISSION
                           PASSED UPON THE ACCURACY OR
                          ADEQUACY OF THIS PROSPECTUS.
                            ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

[LOGO OF QUANT FUNDS]

                                                        Quant Small Cap Fund
                                                          Quant Mid Cap Fund
                                                Quant Growth and Income Fund
                                             Quant International Equity Fund
                                                 Quant Emerging Markets Fund
                                                    Quant Foreign Value Fund

55 Old Bedford Road                                                   PROSPECTUS
Lincoln, Massachusetts 01773                                      August 1, 2000
1-800-331-1244

--------------------------------------------------------------------------------


TABLE OF CONTENTS                       Page

Fund Summary                              2

Summary of Fees and Expenses              5

Investment Policies and Related Risks     7

Management of the Funds                   9

How to Invest                            11

How to Make Exchanges                    15

How to Redeem                            15

Calculation of Net Asset Value           17

Dividends, Distributions, and Taxation   18

Other Information                        19

Financial Highlights                     19

[LOGO FOR QUANT FUNDS]
-------------------------------------------------------------------------------
FUND SUMMARY

Investment Summary

                               U.S. Equity Funds

Investment Objective

Quant Small Cap Fund ("Small Cap Fund") seeks maximum long-term capital appre-ciation.

Quant Mid Cap Fund ("Mid Cap Fund") seeks long-term growth of capital.

Quant Growth and Income Fund ("Growth and Income Fund") seeks long-term growth of capital and income.

Principal Investment Strategies

Under normal market conditions, each fund    invests at least 65% of its total
assets      in common stocks. The Small Cap Fund will invest at least 65% of its assets in stocks of small-sized companies, generally with less than $5 billion
in market capitalization. The Mid Cap Fund    will invest at least 65% of its
total assets in      stocks of mid-sized companies, generally between $1 billion and $15 billion in market capitalization. The Growth and Income Fund mainly
invests in      stocks of large companies, generally    with      greater than
$10 billion in market capitalization, that are currently paying dividends.
Each of the funds'advisors employs a "quantitative" investment approach to selecting investments. Investment advisors using this approach to investing rely on computer models and financial databases to assist in the stock selection process. Each of the Funds is "non-diversified" under the Investment Company Act which means that it may invest a higher percentage of its assets in a smaller number of issuers.

Principal Risks

The main risks that could adversely affect the value of one of the U.S. equity fund's shares and the total return on your investment include:

 . The risk that the stock price of one or more of the companies in a
      F    und's
   portfolio will fall, or will fail to appreciate as anticipated by the
      F    und's advisor. Many factors can adversely affect a stock's performance.
      This risk may be accentuated to the extent that a "non-diversified" Fund
   invests in a limited number of issuers.      This risk is greater for smaller
   companies that are the primary investment vehicles for the Small Cap Fund, which tend to be more vulnerable to adverse developments.

 . The risk that movements in the securities markets will adversely affect the
   price of a    F    und's investments, regardless of how well the companies in which a Fund invests perform.

You can lose money by investing in the    F    unds. The    F    unds may not
 achieve their goals, and none of the individual funds are intended as complete
investment programs. An investment in a fund is NOT a deposit    in     a
bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              International Funds

Investment Objective

Quant International Equity Fund ("International Equity Fund") seeks long-term capital growth and income.

Quant Emerging Markets Fund ("Emerging Markets Fund") seeks long-term growth of capital.

Quant Foreign Value Fund ("Foreign Value Fund") seeks long-term capital growth and income.

Principal Investment Strategies

Under normal market conditions, the International Equity Fund and the Foreign Value Fund invest at least 65% of their total assets in common stocks of is-suers that have their principal activities in foreign markets and may invest a portion of their assets in emerging markets. The Foreign Value Fund invests mainly in value stocks that the Fund's advisor believes are currently under-valued compared to their true worth. The Emerging Markets Fund invests at least 65% of its total assets in common stocks of issuers that have their principal activities in emerging markets. Each of the Funds' advisors employs a "quantitative" investment approach to selecting investments. Investment ad-visors using this approach to investing rely on computer models and financial databases to assist in the stock selection process. Each of the Funds is "non-diversified" under the Investment Company Act which means that it may invest a higher percentage of its assets in a smaller number of issuers.

[LOGO OF QUANT FUNDS]
--------------------------------------------------------------------------------

Principal Risks

The main risks that could adversely affect the value of one of the interna-tional Funds' shares and the total return on your investment include the same issuer, diversification and market related risks as for the U.S. equity funds and in addition:

 . Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regu-latory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, econom-ic, regulatory and political uncertainties and can be extremely volatile. An investment in the Emerging Markets Fund should be regarded as specula-tive and is subject to special risks that should be considered carefully by potential investors.

You can lose money by investing in the funds. The funds may not achieve their goals, and none of the individual funds are intended as complete investment programs. An investment in a Fund is NOT a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other govern-ment agency.

Performance

The following bar charts and tables indicate some of the risks of investing in the Funds by showing changes in the Funds' performance over time. The tables also compare the Funds' performance to a broad measure of market performance that reflects the type of securities in which the funds invest. Of course, past performance does not necessarily indicate how the funds will perform in the fu-ture. Because the chart and table reflect calendar year performance, the num-bers will differ from those in the "Financial Highlights" table later in the Prospectus and in the funds' shareholder reports, which are based on the funds' fiscal year end of March 31.

The bar charts show changes in the annual total returns of the Funds' Ordinary Shares for the past ten years, or a shorter period of time if a Fund has not been in existence for ten years. Returns in the bar charts do not reflect the 1% deferred sales charge applicable to the Ordinary Shares of all the Funds (except for in the Mid Cap Fund as described below). The contingent deferred sales charge, if reflected, would reduce the returns of the funds. Returns for Institutional Shares will differ from the Ordinary Share returns due to differ-ences in expenses between the classes. The average annual total return tables following the bar charts reflect the deferred sales charge for all funds but the Mid Cap Fund. The average annual total return tables compare the Funds to indexes that invest in comparable types of stocks. Unlike the Funds, the in-dexes are not actively managed. Investment returns for the indexes assume the reinvestment of dividends paid on stocks comprising the indexes.

Quant Small Cap Fund

                                    [GRAPH]

                              93          28.87%
                              94           4.31%
                              95          34.96%
                              96          23.34%
                              97           7.21%
                              98           0.38%
                              99          32.02%

The calendar year-to-date return of the Ordinary Shares of the fund as of 6/30/2000 is 12.46%.

Best Quarter:  Q4     1999:  32.35%
Worst Quarter:  Q3  1998:  -20.08%

Average Annual Total Returns for the periods ended December 31, 1999

                               5
                       1 Year Years    Inception
Ordinary Shares       30.70% 18.54% 20.77% (8/3/92)
Russell 2000 Index    21.26% 16.69% 15.47% (8/3/92)
Institutional Shares  32.73% 19.37% 18.62% (1/6/93)
Russell 2000 Index    21.26% 16.69% 13.10% (1/6/93)

   The Russell 2000 Index is a market capitalization-weighted index of 2,000 small company stocks. It is widely recognized as representative of the general market
for small company stocks.

[LOGO OF QUANT FUNDS]
--------------------------------------------------------------------------------

Quant Mid Cap Fund

                                    [GRAPH]

                              96          27.45%
                              97          28.63%
                              98          12.71%
                              99          30.88%

The calendar year-to-date return of the Ordinary Shares of the fund as of 6/30/2000 is 12.75%.

Best Quarter:     Q1 2000:  28.47%
Worst Quarter: Q3 1998: -16.41%

Average Annual Total Returns for the periods ended December 31, 1999

                         1 Year    Inception
Ordinary Shares       30.88% 26.35% (3/20/95)
S&P 400 Index         14.72% 22.52% (3/20/95)
Institutional Shares  30.87% 26.19% (4/17/95)
S&P 400 Index         14.72% 20.27% (4/17/95)

The S&P 400 Index is comprised of stocks outside the large capitalization bias of the S&P 500, which are chosen by Standard & Poor's for their size and indus-try characteristics. It is widely recognized as representative of the general market for stocks with medium capitalizations.

Quant Growth    and     Income Fund

                                    [GRAPH]

                              89          37.17%
                              90          -1.13%
                              91          27.99%
                              92           6.33%
                              93          11.87%
                              94          -0.66%
                              95          29.45%
                              96          18.81%
                              97          36.67%
                              98          29.54%
                              99          41.12%

The calendar year-to-date return of the Ordinary Shares of the fund as of 6/30/2000 is 2.42%.

Best Quarter:  Q4    1999:  38.23%
Worst Quarter: Q3 1990: -12.91%

Average Annual Total Returns for the periods ended December 31, 1999

                      1 Year 5 Years 10 Years    Inception
Ordinary Shares       39.71%  30.63%  18.98%  18.72%  (5/6/85)
S&P 500 Index         21.04%  28.56%  18.21%  18.24%  (5/6/85)
Institutional Shares  41.90%  31.54%    --    21.07% (3/25/91)
S&P 500 Index         21.04%  28.56%    --    18.37% (3/25/91)

The S&P 500 Index is comprised of stocks chosen by Standard & Poor's for their size and industry characteristics. It is widely recognized as representative of the general market for stocks in the United States.

Quant International Equity Fund

                                    [GRAPH]

                              89          17.24%
                              90         -28.22%
                              91          10.13%
                              92         -14.40%
                              93          32.50%
                              94           9.05%
                              95           3.40%
                              96           5.30%
                              97          -1.59%
                              98          11.31%
                              99          14.67%

The calendar year-to-date return of the Ordinary Shares of the fund as of 6/30/2000 is -7.26%.

Best Quarter:   Q4  1998:  18.71%
Worst Quarter:  Q3  1990:  24.17%

Average Annual Total Returns for the periods ended December 31, 1999

                             5
                      1 Year Years  10 Years    Inception
Ordinary Shares       13.53%  6.25%   2.91%   4.61% (7/31/87)
EAFE Index            26.96% 12.83%   7.01%   8.28% (7/31/87)
Institutional Shares  15.19%  6.94%    --     5.41% (8/25/94)
EAFE Index            26.96% 12.83%    --    10.05% (8/25/94)

The Morgan Stanley Capital International Europe, Australasia, and Far East ("EAFE") Index is comprised of stocks located in countries other than the United States. It is widely recognized as representative of the general market for developed foreign markets.

[LOGO OF QUANT FUNDS]
--------------------------------------------------------------------------------

Quant Emerging Markets Fund

                                    [GRAPH]

                              95          -2.26%
                              96           8.75%
                              97          -9.30%
                              98         -21.64%
                              99          58.52%

The calendar year-to-date return of the Ordinary Shares of the fund as of 6/30/2000 is -8.40%.

Best Quarter:  Q2    1999:  23.67%
Worst Quarter: Q3 1998: -17.54%

Average Annual Total Returns for the periods ended December 31, 1999

                       1 Year 5 Years    Inception
Ordinary Shares       56.94%  3.24%  -0.52% (9/30/94)
EMF Index             66.41%  2.00%  -0.61% (9/30/94)
Institutional Shares  59.23%   --     3.67%  (4/2/96)
EMF Index             66.41%   --    -0.26%  (4/2/96)

The Morgan Stanley Capital International Emerging Markets Free ("EMF") Index is comprised of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets.

Quant Foreign Value Fund

                                    [GRAPH]

                                 99          13.60%

The calendar year-to-date return of the Ordinary Shares of the fund as of 6/30/2000 is -1.37%.

Best Quarter:     Q2 1999: 12.32%
Worst Quarter:    Q3 1999: -3.62%

Average Annual Total Returns for the periods ended December 31, 1999

                         1 Year     Inception
Ordinary Shares       12.55% -1.52%  (5/15/98)
EAFE Index            26.96% 19.76%  (5/15/98)
Institutional Shares  13.92% 15.96% (12/18/98)
EAFE Index            26.96% 13.54% (12/18/98)

--------------------------------------------------------------------------------

SUMMARY OF FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

Shareholder Fees (fees paid directly from your investment)

                                                     ORDINARY   INSTITUTIONAL
                                                      SHARES       SHARES
Maximum Deferred Sales Charge (Load) Imposed on
 Purchases (as a percentage of redemption proceeds)
 (Mid Cap Fund)                                        None(1)      None
Maximum Deferred Sales Charge (Load) Imposed on
 Purchases (as a percentage of redemption proceeds)
 (all other funds)                                     1.00%        None
   Redemption Fee (as a percentage of amount redeemed)
 (Mid Cap Fund)                                        1.00%(2)     None

--------
(1) The deferred sales charge is not imposed on redemptions of Ordinary Shares of the Mid Cap Fund purchased on or after August 1, 1996, nor through rein-vestment of dividends on shares purchased before such date.
   (2) Effective June 1, 2000, a redemption fee is imposed on redemptions from the
    Mid Cap Fund within the first 60 days after investment for accounts opened online through the Quant Funds' web site. Unlike the deferred sales charge, which is paid to U.S. Boston Capital Corporation, the funds' distributor (the "Distributor"), this redemption fee is paid to the Mid Cap Fund.

[LOGO OF QUANT FUNDS]
-------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                            Small Cap Mid Cap Growth and  International Emerging Markets  Foreign
                           Fund     Fund   Income Fund  Equity Fund        Fund       Value Fund
Ordinary Shares
Management Fee             1.00%    1.00%      .75%        1.00%           .80%         1.00%
 Distribution and Serv-
  ice (12b-1) Fees          .50%     .25%      .50%         .50%           .50%          .25%
 Other Expenses*            .47%     .67%      .45%         .68%          1.03%          .81%
Total Annual Fund Oper-
 ating Expenses            1.97%    1.92%     1.70%        2.18%          2.33%         2.06%
Institutional Shares
Management Fee             1.00%    1.00%      .75%        1.00%           .80%         1.00%
 Distribution and Serv-
  ice (12b-1) Fees          None     None      None         None           None          None
 Other Expenses*            .47%     .67%      .45%         .68%          1.03%          .81%
Total Annual Fund Oper-
 ating Expenses            1.47%    1.67%     1.20%        1.68%          1.83%         1.81%

--------
 * The funds have an expense offset arrangement that reduces their custodian fee based upon the amount of cash maintained by the funds with the custodi-an. "Other expenses" in the table do not take into account these expense reductions, and are therefore higher than the actual expenses of the funds. Quantitative Advisors, Inc., the funds' manager (the "Manager"), has con-tractually agreed to limit the total operating expenses of the Small Cap, Growth and Income and International Equity Funds to 2.00% of their average net assets, without giving effect to custody credits, if applicable. This agreement limits expenses at the fund level and not at the individual share class level. Accordingly, the fees of any individual class may be higher than the expense limitation because the expense limit calculation adds the expenses of the different classes together and then divides that number by the total average net assets of the Fund. The Manager also voluntarily has agreed to temporarily limit the total operating expenses of the Emerging Markets Funds to 2.25% of its average net assets, without giving effect to custody credits, if applicable. Expenses eligible for reimbursement under all applicable expense limitations do not include interest, taxes, broker-age commissions or extraordinary expenses, and for the International Equity Fund, incremental custody fees. As a result, and as indicated above, total expenses may be higher than the expense limitation applicable for a Fund. The Distributor voluntarily waived 12b-1 fees for the Mid Cap Fund for all of the fiscal year ending 2000, and Quantitative Institutional Services a division of Quantitative Advisors, Inc., the funds' transfer agent (the "Transfer Agent"), voluntarily waived certain transfer agent fees through December 31, 1999 for the Foreign Value Fund. The Distributor and Transfer Agent are no longer waiving these fees. The agreement to voluntarily limit the total expenses of the Emerging Markets fund is subject to periodic re-view, and there is no guarantee that the Manager will continue to limit ex-penses of the fund. The table shows expenses for the International Equity Fund after the expense waiver. If the expense waiver for the International Equity Fund had not been in effect, other expenses of the Fund would have been 2.30% and 1.80% for the Ordinary and Institutional Shares, respective-ly. Long-term shareholders owning Ordinary Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. The management fee paid to the Manager for managing the Small Cap Fund, the Mid Cap Fund, the Interna-tional Equity Fund, and the Foreign Value Fund is higher than that paid by most other investment companies.

Example This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same as set forth in the table above. This Example assumes that you redeem your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   Ordinary Shares              Institutional Shares
                        1 year 3 years 5 years 10 years 1 year 3 years 5 years 10 years
Small Cap Fund           $303   $728    $1178   $2431    $150   $465    $803    $1757
Mid Cap Fund             $195   $603    $1037   $2243    $170   $526    $907    $1976
Growth and Income Fund   $276   $646    $1041   $2147    $122   $381    $660    $1455
International Equity
 Fund                    $324   $791    $1284   $2646    $171   $530    $913    $1987
Emerging Markets Fund    $339   $836    $1359   $2796    $186   $576    $990    $2148
Foreign Value Fund       $312   $755    $1224   $2523    $184   $569    $980    $2127

      This Example assumes that you do not redeem your shares at the end of the period:

                                   Ordinary Shares              Institutional Shares
Small Cap Fund           $200   $618    $1062   $2296    $150   $465    $803    $1757
Mid Cap Fund             $195   $603    $1037   $2243    $170   $526    $907    $1976
Growth and Income Fund   $173   $536    $ 923   $2009    $122   $381    $660    $1455
International Equity
 Fund                    $221   $682    $1169   $2513    $171   $530    $913    $1987
Emerging Markets Fund    $236   $727    $1245   $2666    $186   $576    $990    $2148
Foreign Value Fund       $209   $646    $1108   $2390    $184   $569    $980    $2127

This Example does not reflect deferred sales charges on reinvested dividends. If the deferred sales charges were included, your costs would be higher.

[LOGO OF QUANT FUNDS]
--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RELATED RISKS

What are the funds' principal investment strategies and related risks?

U.S. Equity Funds

Quant Small Cap Fund
Quant Mid Cap Fund
Quant Growth and Income Fund

Under normal market conditions, each fund invests at least 65% of its total as-sets in common stocks. The Small Cap Fund invests at least 65% of its total as-sets in stocks of small-sized companies, generally with less than $5 billion in market capitalization. The Mid Cap Fund invests at least 65% of its total as-sets in stocks of mid-sized companies, generally between $1 billion and $15 billion in market capitalization. The Growth and Income Fund mainly invests in stocks of large companies, with generally greater than $10 billion in market capitalization, that are currently paying dividends.

International Funds

Quant International Equity Fund

Under normal market conditions, the International Equity Fund invests at least 65% of its total assets in common stocks of issuers that have their principal activities in foreign markets. The Fund's investments normally will include se-curities of companies located in nine or more foreign countries. This should help the Fund take advantage of differences between economic trends and the performance of the securities markets in various countries. It also may reduce the effect of events in any one country on the Fund's performance.

Quant Emerging Markets Fund

Under normal market conditions, the Emerging Markets Fund invests at least 65% of its total assets in common stocks of issuers that are located in emerging markets. The fund generally will be invested in issuers in eight or more emerg-ing markets. An emerging market is broadly defined as one with low to middle per capita income. The classification system used by the World Bank and Inter-national Finance Corporation in determining the emerging markets of the world will be used to define the eligible universe of potential markets for invest-ment.

Quant Foreign Value Fund

Under normal market conditions, the Foreign Value Fund invests at least 65% of its total assets in common stocks of issuers that have their principal activi-ties in foreign markets. The Fund mainly invests in value stocks that the Fund's advisor believes are currently undervalued compared to their true worth. Generally, the Foreign Value Fund invests in Western Europe, Australia, and the larger capital markets of the Far East; however, the Fund may also invest with-out limit in issuers in emerging markets.

All Funds

The funds currently operate under a "manager of managers" system. The manager selects advisors to execute the day-to-day investment strategy of the Funds and monitors the advisor's performance. Each of the Funds' advisors employs a "quantitative" investment approach to selecting investments. Investment advi-sors using this approach to investing rely on computer models and financial da-tabases to assist in the stock selection process. Proprietary computer models are capable of rapidly ranking a large universe of eligible investments using an array of traditional factors applied in financial analysis, such as cash flow, earnings growth, and price to earnings ratios, as well as other non-tra-ditional factors. With the benefit of these rankings, a Fund's advisor con-structs a portfolio of securities consistent with each individual fund's in-vestment objectives. A description of the risks associated with each Fund's main investment strategies follows.

Related Risks

Common Stocks. Common stocks represent ownership interests in companies. The value of a company's stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of fac-tors affecting multiple companies in a number of different industries, such as increases in production costs. The value of a company's stock may also be af-fected by changes in financial market conditions

[LOGO OF QUANT FUNDS]
-------------------------------------------------------------------------------
that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or per-ceived changes in the company's financial condition or prospects.

Growth Stocks. Each Fund may invest in stocks of companies its advisor be-lieves have earnings that are likely to grow faster than the economy as a whole. These growth stocks typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Fund's advisor's assessment of the prospects for the company's earnings growth is wrong, or if its judgment about how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that the fund's advisor has placed on it.

Value Stocks. Each Fund, and the Foreign Value Fund primarily, may invest in companies that are not expected to experience significant earnings growth, but whose stock the Fund's advisor believes is undervalued compared to its true worth. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of fa-vor. If the Fund's advisor's assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that the Fund's advisor has placed on it.

Smaller Companies. Each of the Small Cap Fund and the Mid Cap Fund invests a substantial portion of its assets in small and medium-sized companies, includ-ing companies with market capitalization of less than $5 billion. These compa-nies are more likely than larger companies to have limited product lines, mar-kets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies may trade less frequently and in limited vol-ume, and their prices may fluctuate more than stocks of other companies. Stocks of these companies may therefore be more vulnerable to adverse develop-ments than those of larger companies. There are no minimum market capitaliza-tions for companies whose securities a fund may purchase.

Foreign Investments. The International Funds may invest without limit in secu-rities of foreign issuers. Foreign investments involve certain special risks, including:

 . Unfavorable changes in currency exchange rates: Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar.

 . Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases.

 . Unreliable or untimely information: There may be less information publicly available about a foreign company than about most U.S. companies, and for-eign companies are usually not subject to accounting, auditing and finan-cial reporting standards and practices comparable to those in the United States.

 . Limited legal recourse: Legal remedies for investors such as the Funds may be more limited than those available in the United States.

 . Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means the funds may at times be unable to sell these investments at desirable prices. For the same reason, the Funds may at times find it difficult to value their foreign investments.

 . Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The proce-dures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments.

 . Lower yield: Common stocks of foreign companies have historically offered lower dividends

[LOGO OF QUANT FUND]
--------------------------------------------------------------------------------
  than comparable U.S. companies. Foreign withholding taxes may further reduce the amount of income available to distribute to shareholders of the fund.
  The Funds' yields are therefore expected to be lower than yields of most funds that invest mainly in common stocks of U.S. companies. Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets, or to investments in U.S. companies that have significant foreign operations.

 . Emerging markets: Investing in emerging markets involves risks in addition to and greater than those generally associated with investing in more de-veloped foreign markets. The extent of foreign development, political sta-bility, market depth, infrastructure and capitalization and regulatory oversight are generally less than in more developed markets. Emerging mar-ket economies can be subject to greater social, economic, regulatory and political uncertainties including potential expropriation and confiscatory taxation. All of these factors generally make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Accordingly, at times, the Funds may find it even more difficult to value their emerging markets investments than the Funds' other international investments

Other Investments. In addition to the main investment strategies described above, each Fund may also make other types of investments, such as investments in preferred stocks, convertible securities, fixed-income securities, deposi-tory receipts, or repurchase agreements and may also implement other strategies including selling securities short and entering into derivative transactions, and therefore may be subject to other risks, as described in the Fund's State-ment of Additional Information ("SAI").

Alternative Strategies. At times, each Fund's advisor may judge that market conditions make pursuing the fund's investment strategies inconsistent with the best interests of its shareholders. Each Fund's advisor may then temporarily use alternative strategies that are mainly designed to limit the fund's losses. Although each Fund's advisor has the flexibility to use these strategies, it may choose not to for a variety of reasons, even in very volatile market condi-tions. These strategies may cause the Fund to miss out on investment opportuni-ties, and may prevent the Fund from achieving its objective.

Changes in Policies. The Trustees may change each Fund's objective, investment strategies and other policies without shareholder approval, except as otherwise indicated.

MANAGEMENT OF THE FUNDS

Under Massachusetts' law, the management of the Funds' business and affairs is the ultimate responsibility of the Board of Trustees of the funds.

The Manager and the Advisors

The Funds are managed by Quantitative Advisors, Inc., 55 Old Bedford Road, Lin-coln MA 01773, which handles the funds' business affairs. The Manager may, sub-ject to the approval of the Trustees, choose the investments of the Funds it-self or, subject to the approval by the Trustees, select subadvisors (the "Ad-visors") to handle the day-to-day investments of the funds. The Manager cur-rently employs Advisors to make the investment decisions and portfolio transac-tions for all of the funds and supervises the Advisors' investment programs.

Day-to-day responsibility for investing the funds' assets currently is provided by the Advisors described below. The Funds have received an exemptive order from the SEC that permits the Manager, subject to certain conditions, to enter into or amend an advisory contract without obtaining shareholder approval. With Trustee approval, the Manager may employ a new Advisor for a Fund, change the terms of the advisory contracts, or enter into new advisory contracts with the advisors. The Manager retains ultimate responsibility to oversee the Advisors and to recommend their hiring, termination, and replacement. Shareholders of a Fund continue to have the right to terminate the advisory contract applicable to that Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any advisor changes or other material amendments to an advisory contract that occur under these ar-rangements.

[LOGO OF QUANT FUNDS]
-------------------------------------------------------------------------------

Quant Small Cap Fund
Quant Mid Cap Fund

Columbia Partners, LLC., Investment Management, 1775 Pennsylvania Ave., NW, Washington, DC 20006 ("Columbia Partners") serves as Advisor to the Small Cap Fund and the Mid Cap Fund. The firm presently has over $1 billion in assets under management for individual, pension plan and endowment accounts. Robert
A. von Pentz, CFA has managed the Small Cap and Mid Cap Funds since July 1996. Mr. von Pentz is a founder of Columbia Partners and previously served as chairman of the board and chief financial officer of Riggs Investment Manage-ment Corporation, where he worked from 1989 to 1995.

Quant Growth and Income Fund

State Street Global Advisors, Two International Place, Boston, MA 02110, a unit of State Street Bank and Trust Company ("State Street"), serves as Advi-sor to the Growth and Income Fund. State Street is a wholly owned subsidiary of State Street Boston Corporation, a publicly owned bank holding company. State Street manages over $150 billion in assets for employee benefit plans, endowment funds and individuals. The Growth and Income Fund has been managed continuously by the Matrix Equity Group at State Street since the fund's in-ception. The team at State Street presently responsible for the daily manage-ment of the fund includes Venkat S. Chalasani, Jeffrey P. Davis, CFA, L. Emer-son Tuttle, CFA and Edward Allinson, CFA. Mr. Chalasani is a Lead Porfolio Manager with State Street and has been with State Street since 1997. Prior to joining State Street, Mr. Chalasani was an account representative with HCL Hewlett-Packard. Mr. Davis has been with State Street since 1992 and is cur-rently Chief Investment Officer of the Fundamental Equity group. Mr. Tuttle joined State Street in 1995 and currently heads the U.S. Large Cap team within the Global Fundamental Strategies group. Mr. Allinson joined State Street in 1999 and is currently the Lead Portfolio Manager for the International Growth Opportunities Strategy within the Global Fundamental Strategies Group. Prior to joining State Street, Mr. Allinson was employed by Brown Brothers Harriman ("BBH") as a Senior Portfolio Manager, managing pension, endowment and mutual fund assets. Prior to BBH, Mr. Allinson worked at First Pacific Securities ("First Pacific") as Assistant Director in Institutional Asian equity sales and prior First Pacific, Mr. Allinson was a portfolio manager for Citibank's Domestic Private Banking Group.

Quant International Equity Fund
Quant Emerging Markets Fund

Independence International Associates, Inc., 53 State Street, Boston, MA
02109, formerly Boston International Advisors, Inc. ("Independence Interna-tional"), serves as Advisor to the International Equity Fund and the Emerging Markets Fund. The firm presently has over $2 billion in assets under manage-ment in international portfolios of pension and endowment funds, among others.
   Brad Greenleaf manages the International Equity Fund. Mr. Greenleaf joined Independence International in 1994 and works on asset allocation strategies for developed and emerging markets. Dennis Fogarty manages the Emerging Markets Fund. Mr. Fogarty joined Boston International Advisors, predecessor to Inde-pendence International, in 1988 to work on asset allocation strategies for de-veloped markets. Independence International is wholly owned by Independence Investment Associates, Inc., a Delaware corporation.

Quant Foreign Value Fund

Polaris Capital Management, Inc., 125 Summer Street, Boston, MA 02110 ("Polar-is"), serves as Advisor to the Foreign Value Fund. The firm presently has over $50 million in assets under management for institutional clients and wealthy individuals. The Foreign Value Fund is managed by Bernard R. Horn, Jr. Prior to founding Polaris in 1995, Mr. Horn worked as a portfolio manager at Horn & Company, Freedom Capital Management Corporation, and MDT Advisers, Inc.

Management and Advisory Fees

   As compensation for services rendered, the funds pay, and did pay for fiscal year 2000, the Manager a monthly fee at the annual rate of: 1% of the average daily net asset value of the Small Cap Fund, Mid Cap Fund, the International Equity Fund, and the Foreign Value Fund (this fee is higher than that paid by most other investment companies); 0.80% of the average daily net asset value of the Emerging Markets Fund; and 0.75% of the average daily net asset value of the

[LOGO OF QUANT FUNDS]
--------------------------------------------------------------------------------
Growth and Income Fund. From this fee, the Manager pays the expenses of provid-ing investment advisory services to the funds, including the fees of the Advi-sors of the individual funds, if applicable. The Manager waived its fees as necessary consistent with the expense limitations discussed below.

The Manager is contractually obligated to reduce its compensation paid with re-spect to the Small Cap Fund, Growth and Income Fund, and International Equity Fund to the extent that a fund's total expenses exceed 2% of average net asset value for any fiscal year. The funds' Distribution Agreement calls for U.S. Boston Capital Corporation ("Distributor"), the Funds' Distributor, to reduce its fee similarly after the Manager's fee has been eliminated to meet the above expense limitation. The Manager has also agreed to assume expenses of those Funds if necessary in order to reduce its total expenses to no more than 2% of average net asset value for any fiscal year. Fund expenses subject to this lim-itation are exclusive of brokerage, interest, taxes and extraordinary expenses, and are calculated gross of custody credits, if applicable. Extraordinary ex-penses include, but are not limited to, the higher incremental costs of custody associated with foreign securities, litigation and indemnification expenses. The Distributor would not be required to reduce its compensation to the extent it is committed to make payments to non-affiliated entities for services in connection with the distribution of a fund's shares. The Distributor, and in some cases the Manager, may make ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

The Manager may voluntarily agree to limit the total operating expenses of a Fund for a period of time by waiving fees or reimbursing a fund for an expense that it would otherwise incur. In such cases, the Manager may seek reimburse-ment from the Fund if the fund's total operating expenses fall below that limit prior to the end of the Funds' fiscal year. The Manager voluntarily has agreed to waive fees or assume certain operating expenses of the Emerging Markets Funds in order to reduce the total expenses of the fund to no more than 2.25% of the Fund's average net asset value. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses, and expenses are calculated gross of custody credits, if applicable. Extraordi-nary expenses include, but are not limited to, litigation and indemnification expenses. The agreement is subject to periodic review and there is no guarantee that the Manager will continue to limit these expenses in the future.

HOW TO INVEST

The Funds offer two classes of shares: Ordinary Shares and Institutional Shares. Ordinary Shares are available to all purchasers and are subject to a 12b-1 fee and in some cases a deferred sales charge as set forth below:

                        Deferred
Fund                  Sales Charge 12b-1 Fee
----                  ------------ ---------
Small Cap                1.00%       0.50%
Mid Cap                  0.00%(1)    0.25%
Growth and Income        1.00%       0.50%
International Equity     1.00%       0.50%
Emerging Markets         1.00%       0.50%
Foreign Value            1.00%       0.25%

--------
(1) The deferred sales charge is not imposed on redemptions of Ordinary Shares of the Mid Cap Fund purchased on or after August 1, 1996, nor through rein-vestment of dividends on shares purchased before such date. HOWEVER, effec-tive June 1, 2000, a 1.00% redemption fee is imposed on redemptions from the Mid Cap Fund within the first 60 days after investment if the invest-ment account is opened online through the Quant Funds' web site. Unlike the deferred sales charge, which is paid to U.S. Boston Capital Corporation, the funds' distributor, the redemption fee will be paid to the Mid Cap Fund.

Institutional Shares are available to limited classes of purchasers and are of-fered on a no-load basis. See How to Redeem--Payment of Redemption Amount on page 15. Both classes of shares represent interests in the same portfolios of securities and each has the same rights, except that Ordinary Shares have ex-clusive voting rights with respect to the Funds' 12b-1 Plan, which is described below.

Classes of Shares

Ordinary Shares

The minimum initial investment is $500 per Fund for investments available to be made through the Quant Funds' web site at http://www.quantfunds.com/ from June 1, 2000 through January 1, 2001. Otherwise, the minimum initial investment is generally $2,500.

[LOGO OF QUANT FUNDS]
-------------------------------------------------------------------------------
However, you may make a minimum investment of $1,000 if you:

 . participate in the Funds' Automatic Investment Plan;

 . open a Uniform Gifts/Transfers to Minors account; or

 . open an Individual Retirement Account ("IRA") or an account under similar plan established under the Employee Retirement Income Security Act of 1974, or for any pension, profit sharing or other employee benefit plan or par-ticipant therein, whether or not the plan is qualified under Section 401 of the Internal Revenue Code, including any plan established under the Self-Employed Individuals Tax Retirement Act of 1962 (HR-10).

The Funds or the Distributor, at their discretion, may waive these minimums.

You may make subsequent purchases in any amount, although the Funds or the Distributor, at their discretion, reserve the right to impose a minimum at any time.

Institutional Shares

Institutional Shares of a fund generally are available in minimum investments of $1,000,000 or more. You may only purchase Institutional Shares, subject to the $1,000,000 minimum, if you fall under one of the following classes of in-vestors:

  (i) benefit plans with at least $10,000,000 in plan assets and 200 partici-pants, that either have a separate trustee vested with investment discre-tion and certain limitations on the ability of plan beneficiaries to access their plan investments without incurring adverse tax consequences or which allow their participants to select among one or more investment options, including the fund; (ii) banks and insurance companies purchasing shares for their own account; (iii) a bank, trust company, credit union, savings institution or other depository institution, its trust departments or com-mon trust funds purchasing for non-discretionary customers or accounts;
  (iv) certain fee paid registered investment advisors not affiliated with the Manager or Distributor purchasing on behalf of their clients; and (v) investors who hold Institutional Shares purchasing for existing Institu-tional Share accounts.

Clients of certain securities dealers not affiliated with the Distributor of-fering programs in which the client pays a separate fee to an advisor provid-ing financial management or consulting services, including WRAP fee programs may purchase Institutional Shares subject to a minimum initial investment of $250,000 in the aggregate at the investment management level and/or $100,000 at the individual client level. The securities dealers offering WRAP fees or similar programs may charge a separate fee for purchases and redemptions of Institutional Shares. Neither the Fund, nor the Manager, nor the Distributor receives any part of the fees charged to clients of such securities dealers or financial advisors.

The following classes of investors may also purchase Institutional Shares and are not subject to the minimum initial investment requirement:

  (i) any state, county, city, or any instrumentality, department, authority, or agency of these entities or any trust, pension, profit-sharing or other benefit plan for the benefit of the employees of these entities which is prohibited by applicable investment laws from paying a sales charge or com-mission when it purchases shares of any registered investment management company; and (ii) officers, partners, trustees or directors and employees of the Funds, the Funds' affiliated corporations, or of the Funds' Advisors and their affiliated corporations (a "Fund Employee"), the spouse or child of a Fund Employee, a Fund Employee acting as custodian for a minor child, any trust, pension, profit-sharing or other benefit plan for the benefit of a Fund Employee or spouse and maintained by one of the above entities, the employee of a broker-dealer with whom the Distributor has a sales agreement or the spouse or child of such employee. To qualify for the purchase of In-stitutional Shares, Fund Employees and other persons listed in section (ii) must provide Quantitative Institutional Services, the funds' Transfer Agent, with a letter stating that the purchase is for their own investment purposes only and that the shares will not be resold except to the funds.

[LOGO OF QUANT FUNDS]
--------------------------------------------------------------------------------

Institutional Shares are not subject to any sales charges, including fees pur-suant to the Funds' 12b-1 Plan. Investments in Institutional Shares require a special Account Application. Please call 1-800-331-1244 or email us at info@quantfunds.com for an Application.

Distributor and Distribution Plan

U.S. Boston Capital Corporation ("Distributor") is the principal distributor of the Funds' shares.

The Funds have adopted a distribution plan under Rule 12b-1 to pay for the mar-keting of Fund shares and for services provided to shareholders of the Funds' Ordinary Shares as described above. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. The fee is not directly tied to the Distributor's expenses. If ex-penses exceed the Distributor's fees, the funds are not required to reimburse the Distributor for excess expenses; if the Distributor's fees exceed the ex-penses of distribution, the Distributor may realize a profit.

Making an Initial Investment

You may purchase shares of each class of a Fund at the per share net asset value of shares of such class next determined after your purchase order is re-ceived by the fund. Orders received prior to the close of regular trading on the New York Stock Exchange ("NYSE") (ordinarily 4:00 p.m., Eastern Standard time), will receive that evening's closing price, unless such trade is placed as a result of an online purchase through the Quant Funds' web site in which case the trade will receive the price next determined after the money requested from the customers' bank via the Automated Clearing House system are received by the Funds' transfer agent. The Funds will accept orders for purchases of shares on any day on which the NYSE is open. See Calculation of Net Asset Value on page 17. The offering of shares of the Funds, or of any particular Fund, may be suspended from time to time, and the funds reserve the right to reject any specific order.

You must provide the Fund with a completed Account Application for all initial investments, either in paper form or electronically at the Quant Funds' web site www.quantfunds.com. If you wish to have telephone exchange or telephone redemption privileges for your account, you must elect these options on the Ac-count Application. You should carefully review the Application and particularly consider the discussion in this Prospectus regarding the Funds' policies on ex-changes of Fund shares and processing of redemption requests. Some accounts, including IRA accounts, require a special Account Application. See Investment Through Tax Deferred Retirement Plans on page 14. For further information, in-cluding assistance in completing an Account Application, call the funds' toll-free number 1-800-331-1244. Shares may not be purchased by facsimile request or by electronic mail.

Investments by Check

You may purchase shares of the Funds by sending a check payable to Quant Funds specifying the name(s) of the Fund(s) and amount(s) of investment(s), together with the appropriate Account Application (in the case of an initial investment) to:

                                  Quant Funds
                           Attention: Transfer Agent
                              55 Old Bedford Road
                          Lincoln, Massachusetts 01773

If you buy shares with a check that does not clear, your account may be subject to extra charges to cover collection costs.

Internet Transactions

Investors may open new accounts through the Quant Funds' web site. To utilize this service, you will need a web browser (presently Netscape version 1.2 or higher, or Internet Explorer version 2.0 or higher) and the ability to utilize the Quant Funds' web site. Quant Funds will accept Internet purchase instruc-tions only if the purchase price is paid to Quant Funds through debiting your bank account. Quant Funds imposes a limit of $10,000 on Internet purchase transactions and shareholders may only redeem shares purchased via the Quant Funds web site in writing or by calling the Quant Funds shareholder service line at 1-800-331-1244. Regardless of the method of redemption, for the first 90 days after the purchase of shares is made over the Internet, such shares will be paid only via ACH to the same bank account from which the payment to Quant Funds originated. If the bank account number changes during such 90 days, the shareholder must provide the

[LOGO OF QUANT FUNDS]
-------------------------------------------------------------------------------
Quant Funds with a signature guarantee letter of instruction from a bank or a qualified broker/dealer changing the bank account number prior to such redemp-tion. You may also download an application to open an account from the web site, complete it by hand, and mail it to Quant Funds, along with a check. Purchases made by check must wait 15 days prior to being liquidated, however, such shares are not subject to the other restrictions noted above.

Quant Funds employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alpha-numeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the Quant Funds' web site, you will need your Social Security Number and an alphanumeric password. If Quant Funds follows these procedures, neither Quant Funds, its affiliates nor any Fund will be liable for any loss, liability, cost or ex-pense for following instructions communicated via the Internet that are rea-sonably believed to be genuine or that follow Quant Funds' security proce-dures. By entering into the user's agreement with Quant Funds to open an ac-count through our web site, you lose certain rights if someone gives fraudu-lent or unauthorized instructions to Quant Funds that result in a loss to you.

Automatic Investment Plan

You may participate in the Automatic Investment Plan for the Funds by complet-ing the appropriate section of the Account Application and enclosing a minimum investment of $1,000 per fund. You must also authorize an automatic withdrawal of at least $100 per Fund from your checking, NOW or similar account each month to purchase shares of a Fund. You may cancel the Plan at any time, but your request must be received five business days before the next automatic withdrawal (generally the 20th of each month) to become effective for that withdrawal. Requests received fewer than five business days before a scheduled withdrawal will take effect with the next scheduled withdrawal. The Funds or the Transfer Agent may terminate the Automatic Investment Plan at any time.

Investments by Wire

If you wish to buy shares by wire, please contact the Transfer Agent at 1-800-331-1244 or your dealer or broker for wire instructions. For new accounts, you must provide a completed Account Application before, or at the time of, pay-ment. To ensure that a wire is credited to the proper account, please specify your name, the name(s) of the fund(s) and class of shares in which you are in-vesting, and your account number. A bank may charge a fee for wiring funds.

Investments through Brokers

Ordinary Shares may be purchased through any securities dealer with whom the Distributor has a sales agreement. Orders received by the Distributor from dealers or brokers will receive that evening's closing price if the orders were received by the dealer or broker prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern Standard time) and are transmitted to and received by the Distributor prior to its close of business that day.

Exchange of Securities for Shares of the Fund

At the discretion of the Manager and relevant Advisors, you may purchase shares of a Fund in exchange for securities of certain companies, consistent with the Fund's investment objectives. Additional information regarding this option is contained in the Statement of Additional Information.

Subsequent Investments

If you are buying additional shares in an existing account, you should iden-tify the fund and your account number. If you do not specify the Fund, we will return your check to you. If you wish to make additional investments in more than one fund, you should provide your account numbers and identify the amount to be invested in each Fund. You may pay for all purchases with a single check.

Investments through Tax-Deferred Retirement Plans

Retirement plans offer you a number of benefits, including the chance to shel-ter investment income and capital gains. Contributions to a retirement plan also

[LOGO OF QUANT FUNDS]
--------------------------------------------------------------------------------
may be tax deductible. Custodial retirement accounts, including Individual Re-tirement Accounts (IRAs), Rollover IRAs, Roth IRAs, Simplified Employee Pension Plans (SEP-IRAs), and 403(b) Accounts for employees of tax-exempt institutions (including schools, hospitals and charitable organizations) require a special Account Application. Please call 1-800-331-1244 for assistance. State Street Bank and Trust Company acts as custodian for the funds' tax-deferred accounts. Custodial accounts are subject to specific fees. You may open other types of tax-deferred accounts, including accounts established by a Plan Sponsor under
Section 401(k) of the Internal Revenue Code for employee benefit plans, using the attached Account Application.

HOW TO MAKE EXCHANGES

You can exchange all or a portion of your shares between Funds within the same class, subject to the applicable minimum. You may not exchange from one class of shares to another class of shares of the same or a different Fund. There is no fee for exchanges. However, if you exchange shares of a Fund subject to the deferred sales charge for the no-load Ordinary Shares of the Mid Cap Fund, you will be assessed the deferred sales charge upon redemption from the Fund group. Similarly, if you exchange ordinary shares of the Mid-Cap Fund for those of an-other Fund, the new shares will be subject to the deferred sales charge. The exchange privilege is available only in states where shares of the Fund being acquired may legally be sold. Individual funds may not be registered in each state. You should be aware that exchanges may produce a gain or loss, as the case may be, for tax purposes.

You can make exchanges in writing or by telephone, if applicable. Exchanges must be made between accounts that have the same name, address and tax identi-fication number. Exchanges will be made at the per share net asset value of shares of such class next determined after the exchange request is received in good order by the Fund. If exchanging by telephone, you must call prior to the close of regular trading on the NYSE (ordinarily 4:00 p.m., Eastern Standard time). The Transfer Agent will only honor a telephone exchange if you have elected the telephone exchange option on your Account Application. Shares may not be exchanged by facsimile request or by electronic mail.

HOW TO REDEEM

You can directly redeem shares of a Fund by written request, by telephone and by automatic withdrawal. Redemptions will be made at the per share net asset value of such shares next determined after the redemption request is received in good order by the fund. The Transfer Agent will accept redemption requests only on days the NYSE is open. The Transfer Agent will not accept requests for redemptions that are subject to any special conditions or which specify a fu-ture or past effective date, except for certain notices of redemptions exceed-ing $250,000 (see Payment of Redemption Amount on page 16). Regardless of the method of redemption, for the first 90 days after the purchase of shares is made over the Internet, such shares will be paid only via ACH to the same bank account from which the payment to Quant Funds originated. If the bank account number changes during such 90 days, the shareholder must provide the Quant Funds with a signature guaranteed letter of instruction from a bank or a quali-fied broker/dealer changing the bank account number prior to such redemption.

Written Request for Redemption

You can redeem all or any portion of your shares by submitting a written re-quest for redemption signed by each registered owner of the shares exactly as the shares are registered. The request must clearly identify the account number and the number of shares or the dollar amount to be redeemed.

If you redeem more than $10,000, or request that the redemption proceeds be paid to someone other than the shareholder of record, or sent to an address other than the address of record, your signature must be guaranteed. The use of signature guarantees is designed to protect both you and the funds from the possibility of fraudulent requests for redemption. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associa-tions, clearing agencies and savings associations. A notary public cannot pro-vide a signature guarantee.

[LOGO OF QUANT FUNDS]
-------------------------------------------------------------------------------
Shares may not be redeemed by facsimile request or by electronic mail. Re-quests should be sent to:

                                  Quant Funds
                           Attention: Transfer Agent
                              55 Old Bedford Road
                         Lincoln, Massachusetts 01773

Telephone Redemption

If you have elected the telephone redemption option on your Account Applica-tion, you can redeem your shares by calling the Transfer Agent at 1-800-331-1244 provided that you have not changed your address of record within the last thirty days. You must make your redemption request prior to the close of regu-lar trading on the NYSE (ordinarily 4:00 p.m., Eastern Standard time). Once you make a telephone redemption request, you may not cancel it. The Funds, the Manager, the Distributor, and the Transfer Agent will not be liable for any loss or damage for acting in good faith on exchange or redemption instructions received by telephone reasonably believed to be genuine. The Funds employ rea-sonable procedures to confirm that instructions communicated by telephone are genuine. It is the Funds' policy to require some form of personal identifica-tion prior to acting upon instructions received by telephone, to provide writ-ten confirmation of all transactions effected by telephone, and to mail the proceeds of telephone redemptions only to the redeeming shareholder's address of record.

Automatic Withdrawal Plan

If you have a minimum of $10,000 in your account, you may request withdrawal of a specified dollar amount (a minimum of $100) on either a monthly or quar-terly basis. You may establish an Automatic Withdrawal Plan by completing the Automatic Withdrawal Form, which is available by calling 1-800-331-1244. You may stop your Automatic Withdrawal Plan at any time. Additionally, the funds or the Transfer Agent may choose to stop offering the Automatic Withdrawal Plan.

Redemption through Brokers

You may sell shares back to the Funds through selected dealers or brokers. You should contact your securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be im-posed by the dealer or broker. Redemption requests received by the Distributor from dealers or brokers will receive that evening's closing price if the re-quests are received by the dealer or broker from its customer prior to 4:00 p.m., Eastern Standard time, and are transmitted to and received by the Dis-tributor prior to its close of business that day.

Payment of Redemption Amount

The Funds will generally send redemption proceeds, less a deferred sales charge of 1% for Ordinary Shares where applicable, within three business days of the execution of a redemption request. However, if the shares to be re-deemed represent an investment made by check or through the automatic invest-ment plan, the Funds reserve the right to hold the redemption check until mon-ies have been collected by the fund from the customers' bank.

   The Funds reserve the right to redeem shares and mail the proceeds to the shareholder if at any time the number of shares in the shareholder's account falls below a specified amount, currently set at 50 shares. Shareholders will be notified and will have 30 days to bring the account up to the required amount before any redemption action will be taken by the Funds. To prevent a shareholder from becoming an affiliate of the Funds, the Funds reserve the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to ex-isting as well as future shareholders.

The Funds may suspend this right of redemption and may postpone payment for more than seven days only when the NYSE is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Ex-change Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or dur-ing any other period permitted by order of the Securities and Exchange Commis-sion. The Funds may also delay payment of redemption proceeds from

[LOGO OF QUANT FUNDS]
--------------------------------------------------------------------------------
shares purchased by check until the check clears, which may take seven business days or longer.

Except as noted below, a deferred sales charge amounting to 1% of the value of the shares redeemed will be withheld from the redemption proceeds of Ordinary Shares and paid to the Distributor. The deferred sales charge is also imposed when you transfer your shares from an account maintained with the fund that is subject to the deferred sales charge to an account maintained by a broker-dealer that is not subject to the deferred sales charge due to one of the ex-ceptions cited below. Ordinary Shares of the Mid Cap Fund purchased after Au-gust 1, 1996 are generally not subject to the deferred sales charge. Special rules apply to exchanges into the Mid Cap Fund (see How to Make Exchanges on page 15). Ordinary Shares of the Mid Cap Fund purchased before August 1, 1996 (the "Pre-August Shares") remain subject to a 1% deferred sales charge. Addi-tional shares acquired by reinvestment of dividends and capital gains paid on Pre-August shares are also subject to the 1% deferred sales charge on Pre-Au-gust Shares. Because of this deferred sales charge, prospective investors should purchase Ordinary Shares only as a long-term investment. The deferred sales charge is not imposed in the case of: (i) Institutional Shares; (ii) in-voluntary redemptions imposed by the Fund; (iii) redemptions of shares tendered for exchange; (iv) redemptions of shares held by contributory plans qualified under Section 401(k) of the Internal Revenue Code; and (v) redemptions of shares held in omnibus accounts maintained by no transaction fee ("NTF") pro-grams of certain broker-dealers pursuant to a written agreement between the broker-dealer and the Fund, the Manager and/or the Distributor. However, the deferred sales charge will be imposed on redemptions of shares maintained by NTF programs held for fewer than 31 calendar days. In addition, the deferred sales charge will not be imposed on redemptions of Ordinary Shares made by Fund Employees and related persons qualified to purchase Institutional Shares.

Redemptions in Excess of $250,000

The Funds have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that a Fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. The Funds do not expect to make in-kind distributions, and if they do, the Funds will pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the fund's net assets, whichever is less. The Funds will pay all of your redemption proceeds in cash if you provide the Funds with at least 30 days' notice before you plan to redeem. You must specify the dollar amount or number of shares to be redeemed and the date of the transaction, a minimum of 30 days after receipt of the instruction by the funds. You may make the instruction by telephone if you have telephone redemption privileges; otherwise, your request must be in writing with all signatures guaranteed. If you make a request and subsequently cancel it, subsequent redemption requests may not all be paid in cash unless the subsequent request is at least 90 days after the date of the prior canceled redemption request.

CALCULATION OF NET ASSET VALUE

Net asset value ("NAV") for one Fund share is the value of that share's portion of all of the net assets in the fund. A Fund calculates its NAV by adding the value of the Fund's investments, cash, and other assets, subtracting its lia-bilities, and then dividing the result by the number of shares outstanding.

Net asset value per share of each class of shares of a Fund will be determined as of the close of market on the NYSE (ordinarily 4:00 p.m., Eastern Standard time) on each day on which the NYSE is open for trading. Currently, the NYSE is closed Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The International Equity, Emerging Markets and Foreign Value Funds may invest in securities listed on foreign ex-changes that trade on days on which those Funds do not compute net asset value (i.e., Saturdays and Exchange holidays) and the net asset value of shares of those Funds may be significantly affected on such days.

The Funds' assets are valued primarily on the basis of market quotations. For certain foreign securities, where no sales have been reported, the Fund may value such securities at the last reported bid price. Securities quoted in for-eign currencies are translated

[LOGO OF QUANT FUNDS]
-------------------------------------------------------------------------------
into U.S. dollars using current exchange rates. If a Fund holds securities listed primarily on a foreign exchange that trades on days that the fund is not open for business, the value of your shares may change on days when you cannot buy or sell shares.

Securities and assets, for which market prices are not readily available in-cluding any restricted securities, will be valued at their fair value follow-ing procedures approved by the Trustees.

DIVIDENDS, DISTRIBUTIONS, AND TAXATION

Dividends and Distributions

Each Fund's policy is to pay at least annually as dividends substantially all of its net investment income and to distribute annually substantially all of its net realized capital gains, if any, after giving effect to any available capital loss carryover. Normally, distributions are made once a year in Decem-ber.

Unless you elect otherwise, all distributions will be automatically reinvested in additional shares of the Fund you own. You may also elect to have divi-dends, capital gains, or both paid in cash. All distributions, whether re-ceived in shares or cash, are taxable and must be reported by you on federal income tax returns.

Taxation

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the funds may have on your particular tax situation.

Taxation of Distributions

You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the funds, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. If a portion of a Fund's income consists of dividends paid by U.S. corpora-tions, a portion of the dividends paid by the Fund may be eligible for the dividends received deduction for corporate shareholders. Other distributions are generally taxable as ordinary income. Each Fund expects that the majority of its distributions will be designated as capital gains, however the propor-tion of such distributions may vary. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your distributions and how they are treated for federal tax purposes. Fund distributions will re-duce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

If you are neither a citizen nor a resident of the U.S., the Funds will with-hold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the ap-propriate documentation required by the funds. The Funds are also required in certain circumstances to apply backup withholding at the rate of 31% on tax-able dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be ap-plied to payments that have been subject to 30% withholding. Prospective in-vestors should read the funds' Account Application for additional information regarding backup withholding of federal income tax.

Taxation of Transactions

When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Further information relating to tax consequences is contained in the Statement of Additional Information. Fund distributions also may be subject to state, local and foreign taxes.

[LOGO OF QUANT FUNDS]
--------------------------------------------------------------------------------

OTHER INFORMATION

Provision of Annual and Semi-annual Reports

To avoid sending duplicate copies of materials to households, only one copy of the Funds' annual and semi-annual report will be mailed to shareholders having the same residential address on the fund's records. However, any shareholder may contact the Funds (see back cover for address and phone number) to request that copies of these reports be sent personally to that shareholder free of charge.

FINANCIAL HIGHLIGHTS

The following per share financial information for the Small Cap Fund, Mid Cap Fund, Growth and Income Fund, International Equity Fund, Emerging Markets Fund and Foreign Value Fund has been audited by PricewaterhouseCoopers LLP indepen-dent accountants, whose report thereon is incorporated by reference into the Statement of Additional Information. This condensed financial information should be read in conjunction with the related financial statements and notes thereto as incorporated by reference in the Statement of Additional Informa-tion.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                         Income from
                                   Investment Operations(a)                      Distributions
                  Net Asset     Net        Net Realized             Dividends    Distributions
                  Value at   Investment   and Unrealized Total from  from Net        from                    Net Asset
                  Beginning    Income      Gain (Loss)   Investment Investment     Realized        Total     Value End   Total
                  of Period (Loss)(b)(c)  on Securities  Operations   Income     Capital Gains Distributions of Period Return(d)
Small Cap
Ordinary Shares
Year Ended March
31, 2000           $14.60      (0.24)         10.46        10.22        --             --            --       $24.82     70.00 %
Year Ended March
31, 1999           $17.80      (0.15)         (3.05)       (3.20)       --             --            --       $14.60    (17.98)%
Year Ended March
31, 1998           $15.04      (0.23)          5.60         5.37      (0.16)         (2.45)(h)     (2.61)     $17.80     37.79 %
Year Ended March
31, 1997           $18.91       0.16 (g)       0.77         0.93        --           (4.80)        (4.80)     $15.04      1.72 %
Year Ended March
31, 1996           $15.81      (0.21)          5.54         5.33        --           (2.23)        (2.23)     $18.91     34.25 %
Institutional
 Shares
Year Ended March
31, 2000           $15.17      (0.15)         10.90        10.75        --             --            --       $25.92     70.86 %
Year Ended March
31, 1999           $18.40      (0.08)         (3.15)       (3.23)       --             --            --       $15.17    (17.55)%
Year Ended March
31, 1998           $15.55      (0.15)          5.79         5.64      (0.34)         (2.45)(h)     (2.79)     $18.40     38.44 %
Year Ended March
31, 1997           $19.33       0.08 (g)       0.94         1.02        --           (4.80)        (4.80)     $15.55      2.21 %
Year Ended March
31, 1996           $16.05      (0.12)          5.63         5.51        --           (2.23)        (2.23)     $19.33     34.89 %
Mid Cap
Ordinary Shares
Year Ended March
31, 2000           $15.46      (0.19)         10.74        10.55        --           (1.33)        (1.33)     $24.68     71.41 %
Year Ended March
31, 1999           $16.05      (0.11)         (0.09)       (0.20)       --           (0.39)        (0.39)     $15.46     (1.08)%
Year Ended March
31, 1998           $13.44      (0.08)          6.06         5.98        --           (3.37)        (3.37)     $16.05     46.76 %
Year Ended March
31, 1997           $13.20       0.09           2.29         2.38      (0.14)         (2.00)        (2.14)     $13.44     17.47 %
Year Ended March
31, 1996           $10.12       0.06           3.27         3.33      (0.01)         (0.24)        (0.25)     $13.20     33.01 %
Institutional
 Shares
Year Ended March
31, 2000           $15.65      (0.19)         11.08        10.89        --           (1.33)        (1.33)     $25.21     72.81 %
Year Ended March
31, 1999           $16.24      (0.10)         (0.10)       (0.20)       --           (0.39)        (0.39)     $15.65     (1.07)%
Year Ended March
31, 1998           $13.55      (0.06)          6.12         6.06        --           (3.37)        (3.37)     $16.24     47.01 %
Year Ended March
31, 1997           $13.20       0.11           2.27         2.38      (0.03)         (2.00)        (2.03)     $13.55     17.51 %
April 17, 1995*
to March 31,
1996               $10.27       0.10           3.09         3.19      (0.02)         (0.24)        (0.26)     $13.20     31.12 %
Growth and In-
 come
Ordinary Shares
Year Ended March
31, 2000           $21.26      (0.25)         10.21         9.96        --           (5.34)        (5.34)     $25.88     51.46 %
Year Ended March
31, 1999           $20.85      (0.08)          2.82         2.74        --           (2.33)        (2.33)     $21.26     13.67 %
Year Ended March
31, 1998           $15.22       0.00           7.61         7.61      (0.05)         (1.93)        (1.98)     $20.85     51.52 %
Year Ended March
31, 1997           $14.57       0.08           2.53         2.61      (0.10)         (1.86)        (1.96)     $15.22     17.97 %
Year Ended March
31, 1996           $13.72       0.12           2.89         3.01      (0.13)         (2.03)        (2.16)     $14.57     22.17 %
Institutional
 Shares
Year Ended March
31, 2000           $21.37      (0.14)         10.33        10.19        --           (5.34)        (5.34)     $26.22     52.32 %
Year Ended March
31, 1999           $20.84       0.03           2.83         2.86        --           (2.33)        (2.33)     $21.37     14.27 %
Year Ended March
31, 1998           $15.24       0.10           7.60         7.70      (0.17)         (1.93)        (2.10)     $20.84     52.18 %
Year Ended March
31, 1997           $14.58       0.15           2.55         2.70      (0.18)         (1.86)        (2.04)     $15.24     18.62 %
Year Ended March
31, 1996           $13.72       0.20           2.89         3.09      (0.20)         (2.03)        (2.23)     $14.58     22.75 %
International
 Equity
Ordinary Shares
Year Ended March
31, 2000           $11.37      (0.04)          1.50         1.46      (0.34)(i)      (0.49)        (0.83)     $12.00     12.93 %
Year Ended March
31, 1999           $11.97       0.01          (0.58)       (0.57)     (0.03)(i)        --          (0.03)     $11.37     (4.78)%
Year Ended March
31, 1998           $11.03       0.07           1.30         1.37      (0.17)(i)      (0.26)(j)     (0.43)     $11.97     12.95 %
Year Ended March
31, 1997           $10.70       0.01           0.40         0.41      (0.08)           --          (0.08)     $11.03      3.82 %
Year Ended March
31, 1996           $10.06       0.00           0.67         0.67      (0.03)           --          (0.03)     $10.70      6.63 %
                                Ratios and Supplemental Data
                             Ratio of Expenses to Average
                                   Net Assets(e)(f)
                  Net Assets                                      Net Investment
                    End of                           Including    Income (Loss)
                    Period   Excluding                Custody     to Average Net   Portfolio
                   (000's)    Credits     Gross       Credits      Assets(c)(e)   Turnover(e)
   Small Cap
Ordinary Shares
Year Ended March
31, 2000           $74,289         1.97%      1.97%        1.96%      (1.30)%       145.00%
Year Ended March
31, 1999           $47,605         1.94%      1.94%        1.94%      (0.99)%       113.00%
Year Ended March
31, 1998           $66,876         1.90%      1.96%        1.89%      (1.33)%       135.00%
Year Ended March
31, 1997           $57,135         1.97%      2.03%        1.90%       0.90 %(g)    393.00%
Year Ended March
31, 1996           $71,618         1.97%      1.97%        1.88%      (1.17)%       324.00%
Institutional
 Shares
Year Ended March
31, 2000           $ 6,501         1.47%      1.47%        1.46%      (0.80)%       145.00%
Year Ended March
31, 1999           $ 4,680         1.44%      1.44%        1.44%      (0.49)%       113.00%
Year Ended March
31, 1998           $ 6,286         1.41%      1.47%        1.40%      (0.86)%       135.00%
Year Ended March
31, 1997           $ 9,207         1.47%      1.52%        1.40%       0.41 %(g)    393.00%
Year Ended March
31, 1996           $42,803         1.47%      1.47%        1.38%      (0.67)%       324.00%
Mid Cap
Ordinary Shares
Year Ended March
31, 2000           $19,921         1.67%      1.92%        1.67%      (1.03)%       153.00%
Year Ended March
31, 1999           $12,617         1.65%      1.87%        1.65%      (0.72)%       168.00%
Year Ended March
31, 1998           $15,484         1.57%      1.97%        1.57%      (0.52)%       128.00%
Year Ended March
31, 1997           $ 8,733         1.19%      2.19%        1.11%       0.62 %       162.00%
Year Ended March
31, 1996           $ 6,025         2.34%      2.62%        1.92%       0.46 %       181.00%
Institutional
 Shares
Year Ended March
31, 2000           $   986         1.67%      1.67%        1.67%      (1.04)%       153.00%
Year Ended March
31, 1999           $   557         1.62%      1.62%        1.62%      (0.69)%       168.00%
Year Ended March
31, 1998           $   823         1.40%      1.72%        1.40%      (0.35)%       128.00%
Year Ended March
31, 1997           $   361         1.44%      2.01%        1.27%       0.77 %       162.00%
April 17, 1995*
to March 31,
1996               $ 4,621         2.02%      2.51%        1.66%       0.87 %       181.00%
Growth and In-
 come
Ordinary Shares
Year Ended March
31, 2000           $96,477         1.70%      1.70%        1.66%      (1.08)%        78.00%
Year Ended March
31, 1999           $70,874         1.67%      1.67%        1.62%      (0.36)%        97.00%
Year Ended March
31, 1998           $66,397         1.69%      1.69%        1.65%      (0.01)%        72.00%
Year Ended March
31, 1997           $43,266         1.73%      1.73%        1.70%       0.50 %        98.00%
Year Ended March
31, 1996           $41,353         1.73%      1.73%        1.64%       0.81 %       152.00%
Institutional
 Shares
Year Ended March
31, 2000           $ 2,354         1.20%      1.20%        1.16%      (0.60)%        78.00%
Year Ended March
31, 1999           $ 4,607         1.17%      1.17%        1.12%       0.14 %        97.00%
Year Ended March
31, 1998           $ 3,724         1.19%      1.19%        1.14%       0.50 %        72.00%
Year Ended March
31, 1997           $ 1,532         1.24%      1.24%        1.21%       0.99 %        98.00%
Year Ended March
31, 1996           $ 1,888         1.24%      1.24%        1.15%       1.31 %       152.00%
International
 Equity
Ordinary Shares
Year Ended March
31, 2000           $19,491         2.18%      2.30%        2.13%      (0.35)%        78.00%
Year Ended March
31, 1999           $21,956         2.11%      2.11%        2.08%       0.12 %       128.00%
Year Ended March
31, 1998           $32,182         2.18%      2.18%        2.03%       0.62 %        61.00%
Year Ended March
31, 1997           $27,410         2.20%      2.23%        2.15%       0.10 %       135.00%
Year Ended March
31, 1996           $27,402         2.15%      2.15%        2.09%      (0.04)%        43.00%

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

(For a share outstanding throughout each period)

                                         Income from
                                   Investment Operations(a)                     Distributions
                  Net Asset     Net       Net Realized             Dividends    Distributions
                  Value at   Investment  and Unrealized Total from  from Net        from                    Net Asset
                  Beginning    Income     Gain (Loss)   Investment Investment     Realized        Total     Value End   Total
                  of Period (Loss)(b)(c) on Securities  Operations   Income     Capital Gains Distributions of Period Return(d)
   International Equity--Continued
Institutional
Shares
Year Ended March
31, 2000           $11.39       0.02          1.49         1.51      (0.41)(i)      (0.49)        (0.90)     $12.00     13.33 %
Year Ended March
31, 1999           $11.95       0.06         (0.58)       (0.52)     (0.04)(i)        --          (0.04)     $11.39     (4.34)%
Year Ended March
31, 1998           $11.10       0.14          1.28         1.42      (0.31)(i)      (0.26)(j)     (0.57)     $11.95     13.50 %
Year Ended March
31, 1997           $10.73       0.06          0.41         0.47      (0.10)           --          (0.10)     $11.10      4.38 %
Year Ended March
31, 1996           $10.10       0.04          0.66         0.70      (0.07)           --          (0.07)     $10.73      6.95 %
Emerging Markets
Ordinary Shares
Year Ended March
31, 2000           $ 6.59      (0.01)         2.83         2.82      (0.02)(k)        --          (0.02)     $ 9.39     42.73 %
Year Ended March
31, 1999           $ 7.70       0.07         (1.11)       (1.04)     (0.07)(l)        --          (0.07)     $ 6.59    (13.40)%
Year Ended March
31, 1998           $ 9.24      (0.04)        (1.50)       (1.54)       --             --            --       $ 7.70    (16.67)%
Year Ended March
31, 1997           $ 8.38      (0.04)         0.90         0.86        --             --            --       $ 9.24     10.26 %
Year Ended March
31, 1996           $ 7.24      (0.07)         1.21         1.14        --             --            --       $ 8.38     15.75 %
Institutional
Shares
Year Ended March
31, 2000           $ 6.64       0.04          2.85         2.89      (0.05)(k)        --          (0.05)     $ 9.48     43.55 %
Year Ended March
31, 1999           $ 7.76       0.09         (1.11)       (1.02)     (0.10)(l)        --          (0.10)     $ 6.64    (12.93)%
Year Ended March
31, 1998           $ 9.27       0.02         (1.53)       (1.51)       --             --            --       $ 7.76    (16.29)%
April 2, 1996*
to March 31,
1997               $ 8.49       0.01          0.80         0.81      (0.03)           --          (0.03)     $ 9.27      9.54 %
Foreign Value
Ordinary Shares
Year Ended March
31, 2000           $ 8.36       0.04          0.97         1.01      (0.32)(m)        --          (0.32)     $ 9.05     12.17 %
May 15, 1998* to
March 31, 1999     $10.00       0.02         (1.64)       (1.62)     (0.02)(m)        --          (0.02)     $ 8.36    (16.16)%
Institutional
Shares
Year Ended March
31, 2000           $ 8.37       0.12          0.91         1.03      (0.34)(m)        --          (0.34)     $ 9.06     12.37 %
December 18,
1998* to March
31, 1999           $ 8.43       0.06         (0.12)       (0.06)       --             --            --       $ 8.37     (0.71)%
                                           Ratios and Supplemental Data
                             Ratio of Expenses to Average
                                   Net Assets(e)(f)
                  Net Assets                                      Net Investment
                    End of                           Including    Income (Loss)
                    Period   Excluding                Custody     to Average Net  Portfolio
                   (000's)    Credits     Gross       Credits      Assets(c)(e)  Turnover(e)
   International Equity--Continued
Institutional
Shares
Year Ended March
31, 2000           $   172         1.68%      1.80%        1.63%       0.14 %       78.00%
Year Ended March
31, 1999           $ 1,895         1.61%      1.61%        1.58%       0.62 %      128.00%
Year Ended March
31, 1998           $ 1,728         1.68%      1.69%        1.54%       1.19 %       61.00%
Year Ended March
31, 1997           $ 1,760         1.69%      1.75%        1.64%       0.51 %      135.00%
Year Ended March
31, 1996           $ 1,241         1.65%      1.65%        1.59%       0.38 %       43.00%
Emerging Markets
Ordinary Shares
Year Ended March
31, 2000           $12,767         2.33%      2.33%        2.33%      (0.07)%       31.00%
Year Ended March
31, 1999           $ 8,442         2.32%      2.58%        2.24%       1.03 %       49.00%
Year Ended March
31, 1998           $ 9,241         2.69%      2.69%        2.57%      (0.43)%       52.00%
Year Ended March
31, 1997           $10,052         2.68%      2.68%        2.56%      (0.47)%        8.00%
Year Ended March
31, 1996           $ 7,736         2.74%      2.74%        2.59%      (0.84)%        9.00%
Institutional
Shares
Year Ended March
31, 2000           $ 2,796         1.83%      1.83%        1.83%       0.52 %       31.00%
Year Ended March
31, 1999           $ 1,447         1.82%      2.08%        1.74%       1.36 %       49.00%
Year Ended March
31, 1998           $ 1,002         2.19%      2.19%        2.07%       0.24 %       52.00%
April 2, 1996*
to March 31,
1997               $ 1,212         2.01%      2.17%        1.89%       0.13 %        8.00%
Foreign Value
Ordinary Shares
Year Ended March
31, 2000           $13,595         1.90%      2.06%        1.90%       0.40 %       30.00%
May 15, 1998* to
March 31, 1999     $ 7,478         1.99%      2.13%        1.90%       0.19 %       22.00%
Institutional
Shares
Year Ended March
31, 2000           $ 1,204         1.61%      1.77%        1.61%       1.67 %       30.00%
December 18,
1998* to March
31, 1999           $   401         1.72%      1.86%        1.70%       0.75 %       22.00%

 * Commencement of Operations
(a) Per share numbers have been calculated using the average shares method.
(b) Reflects expense waivers/reimbursements and reductions in effect during
    the period. See    "Management of the Funds."
(c) Net investment income (loss) per share and the ratio of net investment in-come (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.
(d) Total Return does not include the one time redemption fee of 1% for the Ordinary Shares. Effective August 1, 1996 Mid Cap Ordinary Shares are no longer subject to the redemption fee of 1%. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the Financial Statements.
(e) Periods less than one year are annualized.
(f) Ratio of expenses to average net assets shows:
   Excluding Credits (total expenses less fees waivers and reimbursements by the investment advisor, if any).
   Gross (total expenses not taking into account fee waivers and reimburse-
    ments by the investment advisor or custody earnings credits, if any). Including Credits (expenses less fee waivers and reimbursements by the in-
    vestment advisor and reduced by custody earnings credits, if any).
(g) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the subadvisor during the fiscal year ended March 31, 1997.
(h) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.03 per share.
(i) Distributions from net investment income includes distributions in excess of current net income of $0.34, $0.01 and $0.06 per share for Ordinary Shares, and $0.41, $0.01 and $0.11 per share for Institutional Shares dur-ing the fiscal years ended March 31, 2000, 1999 and 1998, respectively.
(j) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.05 per share.
(k) Distributions from net investment income includes distributions in excess of current net investment income of $0.02 per share for Ordinary Shares and $0.05 per share for Institutional Shares.
(l) Distributions from net investment income includes a return of capital of $0.02 per share for Ordinary Shares and $0.03 per share for Institutional Shares.
(m) Distribution from net investment income includes distributions in excess of current net investment income of $0.02 and $0.01 for Ordinary Shares, and $0.02 and $(-) for Institutional Shares for the years ended March 31, 2000 and 1999, respectively.

  The accompanying notes are an integral part of these financial statements.

                                 Quant Funds
                               55 Old Bedford Road
                               Lincoln, MA  01773
                               1-800-331-1244
                                www.quantfunds.com

                                     Manager

                          Quantitative Advisors, Inc.
                               55 Old Bedford Road
                                Lincoln, MA 01773



                                    Advisors

Columbia Partners, LLC, Investment Management     State Street Global Advisors
         1775 Pennsylvania Avenue, N.W.                2 International Place
            Washington, D.C. 20006                      Boston, MA  02110

   Independence International Associates, Inc.  Polaris Capital Management, Inc.
                 53 State Street                        125 Summer Street
               Boston, MA  02109                        Boston, MA  02110



                                   Distributor

                         U.S. Boston Capital Corporation
                               55 Old Bedford Road
                                Lincoln, MA 01773



                                    Custodian

                            State Street Kansas City
                             801 Pennsylvania Avenue
                              Kansas City, MO 64105



                                 Transfer Agent

                       Quantitative Institutional Services, a division of
                           Quantitative Advisors, Inc.
                               55 Old Bedford Road
                                Lincoln, MA 01773



                             Independent Accountants

                           PricewaterhouseCoopers LLP
                            1055 Broadway, 10th Floor
                              Kansas City, MO 64105

You can learn more about the Funds in the following documents:

For more information about the Quant Funds, the Funds' Statement of Additional Information (SAI) and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI, and the auditors' report and financial statements included in the Funds' most recent annual report to shareholders, are incorporated by reference into this Prospectus, which means they are part of this prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Funds' performance during their last fiscal years. You may get free copies of these materials, request other information about the Funds', or make shareholder inquiries, by contacting your financial advisor or by accessing the Quant Funds' web site, www.quantfunds.com, or by calling toll-free at 1-800-331-1244.

You may review and copy information about the Funds, including their SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the Funds on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-6009. You may need to refer to the Funds' file number.

Investment Company Act File #811-3790


[LOGO OF QUANTITATIVE GROUP]

QUANT FUNDS

55 Old Bedford Road
Lincoln, MA 01773
voice 800-331-1244
fax 781-259-1166

www.quantfunds.com

Distributed by U.S. Boston Capital Corp.

                  QUANT GROUP OF FUNDS
           Statement of Additional Information

                     August 1, 2000

U.S.                     Equity                     Funds
International Funds


Quant Small Cap Fund                Quant International
Equity Fund

Quant   Mid   Cap  Fund                             Quant
Emerging Markets Fund

Quant  Growth  and Income Fund             Quant  Foreign
Value Fund

        This    Statement   of   Additional   Information
("Statement")  contains  information  which  may  be   of
interest  to investors but which is not included  in  the
Prospectus of Quant Funds (the "Trust").  This  Statement
is   not   a  Prospectus  and  is  only  authorized   for
distribution  when accompanied by the Prospectus  of  the
Trust  dated  August  1,  2000, and  should  be  read  in
conjunction   with   the  Prospectus.    This   Statement
incorporates  by reference information from  the  Trust's
Annual Report dated March 31, 2000. Investors may obtain a free copy of the Prospectus and/or the Annual Report by writing Quant Funds, 55 Old Bedford Road, Lincoln, MA
01773 or by calling 1-800-331-1244.


                    TABLE OF CONTENTS


                                                                  PAGE

INVESTMENT POLICIES AND RELATED RISKS..........................
 ...........................................................   2

MANAGEMENT OF THE FUNDS........................................
 ................................................................   2

PORTFOLIO TRANSACTIONS.........................................
 ................................................................  11

HOW TO INVEST..................................................
 ................................................................. 12

HOW TO MAKE EXCHANGES .........................................
 .........................................................................  14

HOW TO REDEEM..................................................
 ........................................................................   15

CALCULATION OF NET ASSET VALUE.................................
 .....................................................        15

DISTRIBUTIONS..................................................
 ..............................................................     16

TAXATION.......................................................
 ...............................................................
                                                          16

OTHER INVESTMENT PRACTICES.....................................
 ............................................                 19

INVESTMENT RESTRICTIONS OF THE FUNDS...........................
 ......................................................       25

PERFORMANCE MEASURES...........................................
 ...................................................................26

THE QUANT GROUP................................................
 .............................................................31

EXPERTS........................................................
 ............................................................... 32
           INVESTMENT OBJECTIVES AND POLICIES

      The  Funds  are  series of an open-end,  management
investment  company.  The Funds are nondiversified.   The
investment  objectives  and policies  of  the  Funds  are
summarized  in  the text of the Prospectus following  the
captions Fund Summary and Investment Policies and Related
Risks.  There is no assurance that those objectives  will
be  achieved.  This Statement contains certain additional
information   about   those  objectives   and   policies.
Capitalized terms used in this Statement but not defined herein have the same meaning as in the Prospectus.

                 MANAGEMENT OF THE FUNDS

      The  Trustees  are responsible for  protecting  the
interests    of   shareholders.    The   Trustees    meet
periodically  throughout the year to oversee  the  Funds'
activities,   review   contractual   arrangements    with
companies that provide services to the Funds and review the Funds' performance. The majority of the trustees are otherwise not affiliated with the Funds.

Trustees and Officers
                                                 Position
           with                                  Position
           with
                                                 Distrib
                utor, U.S.                      Manager,
                     Position                      Boston
           Capital Quantitative
Name,    Address+    and   Age               with    Fund
     Principal Occupation**   Corporation               Advisors, Inc.

ROBERT  M. ARMSTRONG Trustee   President, Alumni CareerNo
ne             None
Age:                                                   61
Services, Inc. (consulting firm);
                              formerly Associate,
                              Keystone Associates
                              (career management);
                              Director of Alumni Career
                                   Services,      Harvard
University,
                              Graduate School of
                              Business Administration;
                                 Director   of   Concord-
Carlisle
                              Community

JOHN  M.  BULBROOK               Trustee             CEO,
Treasurer and Director,       None                      None
Age:  58                                         John  M.
Bulbrook
                              Insurance Agency, Inc.

EDWARD E. BURROWS                                TrusteeIndependent
consulting     None                              None
Age:   67                                         actuary
- employee benefit
                                                   plans;
formerly Vice President
                                                      and
Director of Actuarial Services,
                                                   Mintz,
Levin, Cohn, Ferris,
                                                  Glovsky
and Popeo, PC
                                                     (law
firm/consulting);
                                                 formerly
President, The Pentad

Corporation (employee benefit

consultants and actuaries).

JOSEPH J. CARUSO                                 TrusteePrincipal, Bantam
Group, Inc.    None                              None
Age: 57

FREDERICK S. MARIUS                               Clerk,P
resident, General Counsel,    President and       Preside
nt and           Age: 36                                Executive     U.S.
Boston Capital General        Counsel    General Counsel
                                                     Vice
President      Corporation

LEON OKUROWSKI*                                  Trustee,
Director and Vice President,  Director and       Director
and
Age:    57                                           Vice
President,      U.S.  Boston  Capital                Vice
President      Treasurer
                                                Treasurer
Corporation


WILLARD          L.          UMPHREY*          President,
Director, U.S. Boston         Director                  Director
Age:                                                   59
Chairman,      Capital Corporation
                              Trustee

RON ZWANZIGER                  Trustee           Chairman
and Chief      None                              None
Age:   46                                         Executi
ve Officer,

Inverness Medical

Technology, Inc.

          +The mailing address of each of the officers and Trustees is 55 Old Bedford Road, Lincoln, Massachusetts
01773.

      *Messrs. Umphrey and Okurowski are "interested persons" (as defined in the Investment Company Act of 1940) of the Funds, the Manager or an Advisor.

      **The principal occupations of the officers and Trustees for the last five years have been with the employers shown above, although in some cases they have held different positions with such employers, with the exception of Mr. Marius who was employed by Putnam
Investments, Inc. from 1992 to 1999 as in-house counsel and who joined U.S. Boston Capital Corp. and Quantitative
Advisors, Inc. in 1999.

    Each  Trustee receives an annual fee of $4,000.   For
services rendered during the fiscal year ended March 31, 2000, the Funds paid Trustees' fees aggregating $28,000.

    The following Compensation Table provides, in tabular form, the following data:

Column (1) All Trustees who receive compensation from the
Trust.
Column  (2)  Aggregate compensation received by a Trustee
from all series of the Trust.
Columns  (3)  and  (4)   Pension or  retirement  benefits
accrued  or proposed to be paid by the Trust.  The  Trust
does not pay its Trustees such benefits.
Column (5) Total compensation received by a Trustee  from
the  Trust  plus  compensation received  from  all  funds
managed  by  the Manager for which a Trustee serves.   As
there are no such funds other than the series of the Trust, this figure is identical to column (2).

                   Compensation Table
        for the fiscal year ended March 31, 2000


                                              Pension  or
Total
                                              Retirement  Estimated
Compensation
                   Aggregate         Benefits     Accrued
Annual Benefits                 From the Trust
Name of Person,               Compensation             As
Part of Fund                       Upon and Fund Complex
    Position,   Age                  from    the    Trust
Expenses                                       Retirement
Paid to Trustee

Robert      M.     Armstrong,                      $4,000
N/A                    N/A          $4,000
Trustee

Edward     A.    Bond,    Jr.                      $2,000
N/A                    N/A          $2,000
Trustee

John      M      Bulbrook,                         $4,000
N/A                    N/A          $4,000
Trustee

Joseph J. Caruso,
Trustee                           $2,000      N/A       N/A           $2,000

Edward      E.     Burrows,                        $4,000
N/A                    N/A          $4,000
Trustee

Leon        Okurowski,                             $4,000
N/A                    N/A          $4,000
Trustee

Willard      L.     Umphrey,                       $4,000
N/A                    N/A          $4,000
Trustee

Ron      Zwanziger,            $4,000                 N/A
N/A        $4,000
Trustee,


     The  Trust's  Agreement  and  Declaration  of  Trust
provides that the Funds will indemnify their Trustees and
officers  against  liabilities and expenses  incurred  in
connection  with  the litigation in  which  they  may  be
involved because of their offices with the Funds,  except
if  it  is  determined  in the manner  specified  in  the
Agreement  and  Declaration of Trust that they  have  not
acted  in good faith in the reasonable belief that  their
actions  were in the best interests of the Funds or  that
such indemnification would relieve any officer or Trustee
of  any  liability to the Funds or their shareholders  by
reason   of   willful  misfeasance,  bad   faith,   gross
negligence  or reckless disregard of his or  her  duties.
The Funds, at their expense, will provide liability insurance for the benefit of their Trustees and officers.

    Messrs. Umphrey and Okurowski, as officers of the Manager and the Distributor, will benefit from the management and distribution fees paid or allowed by the Funds.

   At June 30, 2000, the officers and Trustees as a group
owned  in the aggregate 0.16% of the outstanding Ordinary
Shares  of  the Small Cap Fund, 9.90% of the  outstanding
Institutional Shares of the Small Cap Fund, 1.26% of  the
outstanding  Ordinary Shares of the Mid Cap Fund,  21.10%
of  the  outstanding Institutional Shares of the Mid  Cap
Fund,  0.25%  of the outstanding Ordinary Shares  of  the
Growth   and  Income  Fund,  17.71%  of  the  outstanding
Institutional Shares of the Growth and Income Fund, 0.49% of the outstanding Ordinary Shares of the International
Equity  Fund,  17.66%  of  the outstanding  Institutional
Shares of the International Equity Fund, 0.22% of the outstanding Ordinary Shares of the Emerging Markets Fund,
8.70% of the outstanding Institutional Shares of the Emerging Markets Fund, 0.96% of the outstanding Ordinary
Shares of the Foreign Value Fund, and 37.09% of the outstanding Institutional Shares of the Foreign Value
Fund.

On the same date, each of the following persons owned 5% or more of the then outstanding Institutional Shares of the Small Cap Fund:

                 Name             and             Address
% of Outstanding Institutional Shares

     The John Dickson Home
     1701 Pennsylvania Avenue, N.W.
     Washington, DC  20006                       14.72%

     National Postal Forum
     3998 Fair Ridge Drive
     Fairfax, VA  22033                          11.89%

     PFPC FBO LPL                                       10.81%

     USB Corporation
     55 Old Bedford Road
     Lincoln, MA 01773                           10.73%

     Temple Preservation Foundation
     1773- 16th Street
     Washington, DC    20009                     7.97%

     U.S. Boston Corp. PSRP A/C W.L. Umphrey
     55 Old Bedford Road
     Lincoln, MA  01773                          7.51%

     The Henry and Annie Hurt Home for the Blind
     1701 Pennsylvania Ave, N.W.
     Suite 1000
     Washington, DC  20006                       6.77%

On the same date, each of the following persons owned 5% or more of the then outstanding Ordinary Shares of the Mid Cap Fund:

                 Name             and             Address
% of Outstanding Ordinary Shares

     Mr. George H. Howell
     107 Dudley Road
     Wayland, MA 01778                             6.98%

On the same date, each of the following persons owned 5% or more of the then outstanding Institutional Shares of the Mid Cap Fund:

                 Name             and             Address
% of Outstanding Institutional Shares
     USB Corporation
     55 Old Bedford Road
     Lincoln, MA  01773                          30.62%

     Ms. Lawrie Okurowski
     50 Musterfield Road
     Concord, MA  01742                          13.27%

     Mr. James E. and Ms. Sandra G. Jones
     9 Stone Creek Park
      Owensboro, KY                               4230312
 .79%

      State Street Bank and Trust Custodian for Marsha W.
Vaughan IRA
     2122 Harpoon Drive
     Stafford, VA  22554                           8.53%

      State  Street Bank and Trust Custodian  for  Marlys
Bernal
     2801 Baxley Hollow Ct.
     Herndon, VA  20171                            7.32%

     U.S. Boston Corporation PSRP A/C Leon Okurowski
     55 Old Bedford Road
     Lincoln, MA  01773                            6.72%

On the same date, each of the following persons owned 5% or more of the then outstanding Institutional Shares of the Growth and Income Fund:

                 Name             and             Address
% of Outstanding Institutional Shares

     USB Corporation
     55 Old Bedford Road
     Lincoln, MA  01773                          31.57%

     NSCC FSI/Fund/Serv Omnibus Account
     55 Old Bedford Road
     Lincoln, MA  01773                          23.12%

     Leon Okurowski
     50 Musterfield Road
     Concord, MA  01742                          9.36%

On the same date, the following person owned 5% or more of the then outstanding Institutional Shares of the International Equity Fund:

                 Name             and             Address
% of Outstanding Institutional Shares

     USB Corporation                                    57.94%
     55 Old Bedford Road
     Lincoln, MA  01773

     National Financial Services Corp.
     P.O. Box 3908
     New York, NY  10008                         24.38%

     Leon Okurowski
     50 Musterfield Road
     Concord, MA  01742                          13.14%

On the same date, the following person owned 5% or more of the then outstanding Institutional Shares of the Emerging Markets Fund:

                    Name            and           Address
% of Outstanding Institutional Shares

      Strafe & Co., FBO Mason Crickard
      P.O. Box  160
      Westerville, OH  43086-0160                27.13%

      Strafe & Co., FBO James Duncan
      P.O. Box 160
      Westerville,             OH              43086-0160
   21.84%

      Strafe & Co., FBO Daywood Foundation
      P.O. Box 160
      Westerville, OH  43086-0160                  9.12%

      U.S. Boston Corp. PSRP A/C W.L. Umphrey
      55 Old Bedford Road
      Lincoln, MA  01773                           8.70%

      Strafe & Co., FBO 1st Presby.
        P.O. Box 160
       Westerville, OH  43086-0160                  5.29%

On the same date, each of the following persons owned 5% or more of the then outstanding Ordinary Shares of the Foreign Value Fund:

                         Name         and         Address
% of Outstanding Institutional Shares

     Lowell Anesthesiology Service - PSRP
     60 East Street, Suite 1300
     Metheun, MA  01844                             5.17%

On the same date, each of the following persons owned 5% or more of the then outstanding Institutional Shares of the Foreign Value Fund:

                         Name         and         Address
% of Outstanding Institutional Shares

     Virginia M. Kaneb Management Trust
     Paul F. Beatty, Trustee
     c/o Sullivan & Worcester
     One Post Office Square
                 Boston,            MA              02109
47.54%

     U.S. Boston Corp. PSRP A/C W.L. Umphrey
     55 Old Bedford Road
     Lincoln, MA  01773                            37.09%

     Bernard R. and Lorraine B. Horn, Jr.
     99 Beaver Road
     Reading, MA  01867                             8.26%

     National Financial Services Corp.
     P.O. Box 3908
     New York, NY  10008                           6.11%

The Manager and Management Contract

      Each  Fund emphasizes the use of computer models
in  the stock selection process. These computer models
generally  are  developed  as  a  result  of  research
conducted  by  a  team  of  individuals.    The   same
investment strategy used to manage a particular Fund also may be used to manage separate institutional accounts maintained at the Manager or Advisor.

      The  Manager  is  an affiliate  of  U.S.  Boston
Capital Corporation, the Funds' Distributor, which is a wholly owned subsidiary of U.S. Boston Corporation.
Willard L. Umphrey, CFA President and Trustee  of  the
Funds,  Leon Okurowski, Treasurer and Trustee  of  the
Funds, individually and jointly with their spouses, together own 100% of the Manager's outstanding voting securities. Messrs. Umphrey and Okurowski also are affiliates of U.S. Boston Capital Corporation.

      Under the terms of the management agreement, the
Manager  may, subject to the approval of the Trustees,
manage the Funds itself or, subject to the approval by
the  Trustees, select subadvisors (the "Advisors")  to
manage certain of the Funds.  In the latter case,  the
Manager monitors the Advisors' investment program  and
results,    reviews   brokerage   matters,    oversees
compliance by the Funds with various federal and state
statutes  and  the  Funds' own investment  objectives,
policies,  and  restrictions  and  carries   out   the
directives of the Trustees. In each case, the  Manager
also  provides  the  Funds with office  space,  office
equipment,  and  personnel necessary  to  operate  and
administer  the Funds' business, and provides  general
management  and administrative services to the  Funds,
including overall supervisory responsibility  for  the
general  management  and  investment  of  the   Funds'
securities   portfolios  and  for  the  provision   of
services   by  third  parties  such  as   the   Funds'
custodian.

     The Management Contract continues in force from year to year, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Funds, and by (ii) either the majority vote of all the Trustees or the vote of a majority of the outstanding voting securities of each Fund. The Management Contract automatically terminates on assignment, and is terminable on 60 days' written notice by either party.

     In addition to the management fee, the Funds pay all
expenses  not assumed by the Manager, including,  without
limitation,  fees and expenses of the Trustees,  interest
charges, taxes, brokerage commissions, expenses of  issue
or redemption of shares, fees and expenses of registering
and  qualifying  the Trust and shares of  the  respective
Funds  for distribution under federal and state laws  and
regulations,  charges of custodians, auditing  and  legal
expenses, expenses of determining net asset value of  the
Funds'  shares,  reports  to  shareholders,  expenses  of
meetings  of  shareholders,  expenses  of  printing   and
mailing    prospectuses   and   proxies    to    existing
shareholders, and their proportionate share of  insurance
premiums   and   professional   association    dues    or
assessments.   All  general Fund expenses  are  allocated
among  and charged to the assets of the respective  Funds
on  a  basis  that the Trustees deem fair and  equitable,
which  may  be based on the relative net assets  of  each
Fund or the nature of the services performed and relative
applicability   to  each  Fund.   The  Funds   are   also
responsible for such non-recurring expenses as may arise,
including litigation in which the Funds may be  a  party,
and  other  expenses as determined by the Trustees.   The
Funds may have an obligation to indemnify their officers and Trustees with respect to such litigation.

     The Funds have received an exemptive order from the SEC that permits the Manager, subject to certain conditions, to enter into or amend an Advisory Contract without obtaining shareholder approval. With Trustee approval, the Manager may employ a new Advisor for a fund, change the terms of the Advisory Contracts, or enter into new Advisory Contracts with the Advisors. The
Manager retains ultimate responsibility to oversee the Advisers and to recommend their hiring, termination, and replacement. Shareholders of a fund continue to have the right to terminate the Advisory Contract applicable to that Fund at any time by a vote of the majority of the outstanding voting securities of the fund. Shareholders will be notified of any Advisor changes or other material amendments to an Advisory Contract that occurs under these arrangements.

     As compensation for services rendered, the Funds pay
the  Manager a monthly fee at the annual rate of:   1.00%
of  the  average daily net asset value of the  Small  Cap
Fund,  Mid  Cap Fund, the International Equity Fund,  and
the Foreign Value Fund (this fee is higher than that paid
by most other investment companies); 0.80% of the average
daily  net asset value of the Emerging Markets Fund;  and
0.75%  of the average daily net asset value of the Growth
and  Income Fund. For services rendered to the Small  Cap
Fund  during the fiscal years ended March 31, 2000, 1999,
and   1998,  the  Manager  received  fees  of   $614,633,
$595,869,  and  $712,299,  respectively.   For   services
rendered  to  the  Mid Cap Fund during the  fiscal  years
ended  March  31,  2000,  1999,  and  1998,  the  Manager
received  fees  of  $  150,343, $148,620,  and  $122,800,
respectively,  a  portion of which  were  waived  by  the
Manager.  For services rendered to the Growth and  Income
Fund  during the fiscal years ended March 31, 2000, 1999,
and   1998,   the  Manager  received  fees  of  $601,110,
$527,997,  and  $425,583,  respectively.   For   services
rendered  to  the  International Equity Fund  during  the
fiscal  years ended March 31, 2000, 1999, and  1998,  the
Manager   received  fees  of  $217,370,   $276,103,   and
$311,008,  respectively.  For services  rendered  to  the
Emerging Markets Fund during the fiscal years ended March
31,  2000, 1999, and 1998, the Manager received  fees  of
$107,302,   $73,465,  and  $86,261,   respectively.   For
services  rendered to the Foreign Value Fund  during  the
fiscal  year ended March 31, 2000, and 1999, the  Manager
received  fees of $121,504, and $50,130.  Such fees  were
rebated  by the Manager to the extent required to  comply
with   its  contractual  undertaking  to  assume  certain
expenses  of  the Small Cap Fund, the Growth  and  Income
Fund,  and  the International Equity Fund (including  the
Manager's compensation) in excess of 2.00% of such Fund's average net assets and such fees were also waived by the Manager to the extent required to comply with its voluntary undertaking to assume certain expenses of the Emerging Markets Fund in excess of 2.25%, respectively, of such Funds' average net assets.

Advisory Contracts

       Pursuant to an Advisory Contract with the Manager, the Advisor to a Fund furnishes continuously an investment program for the Fund, makes investment decisions on behalf of the Fund, places all orders for the purchase and sale of portfolio investments for the Fund's account with brokers or dealers selected by such Advisor and may perform certain limited, related administrative functions in connection therewith.

       Each  Advisory  Contract  provides  that  it  will
continue  in force for two years from its date, and  from
year  to  year  thereafter,  but  only  so  long  as  its
continuance  is approved at least annually by  (i)  vote,
cast in person at a meeting called for the purpose, of  a
majority  of  those  Trustees  who  are  not  "interested
persons" of the Advisor, the Manager or the Funds, and by
(ii)  either the majority vote of all of the Trustees  or
the   vote  of  a  majority  of  the  outstanding  voting
securities  of  each  Fund to  which  it  relates.   Each
Advisory Contract may be terminated without penalty  with
respect  to  any  Fund  by vote of the  Trustees  or  the
shareholders of that Fund, or by the Manager on not  less
than  30 nor more than 60 days' written notice or by  the
particular Advisor on not less than 30 nor more  than  60
days',   or  no  less  than  150  days'  written  notice,
depending on the Fund. Each Advisory Contract may be amended with respect to any Fund without a vote of the shareholders of that Fund. Each Advisory Contract also terminates without payment of any penalty in the event of its assignment and in the event that for any reason the Management Contract between the Funds and the Manager terminates generally or terminates with respect to that particular Fund.

   Each Advisory Contract provides that the Advisor shall
not  be  subject to any liability to the Funds or to  the
Manager or to any shareholder of the Funds for any act or
omission in the course of or connected with the rendering
of   services  thereunder  in  the  absence  of   willful
misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Advisor.

      For  services rendered, the Manager pays to  the
Advisor of a fund a fee based on a percentage  of  the
average daily net asset value of the Fund. The fee for
each fund is determined separately.  The fees paid  by
the  Manager  to  the Advisors of  the  Funds  are  as
follows:   Small  Cap Fund - 0.50%  of  average  daily
total  net  assets; Mid Cap Fund -  0.40%  of  average
daily  total  net  assets; Growth and  Income  Fund  -
0.375%  of the first $20 million and 0.30% of  amounts
in  excess  of $20 million of average daily total  net
assets,   with   an   annual   minimum   of   $25,000;
International Equity Fund - 0.50% of average daily total net assets; Foreign Value Fund - (i) 0.35% of the aggregate average daily net asset value of the Fund for assets in the Fund up to $35 million (ii)
0.40% of the aggregate average daily net asset value of the Fund for assets in the Fund over $35 million and up to $200 million and (iii) 0.50% of the aggregate average daily net asset value of the Fund for assets over $200 million; and Emerging Markets
Fund - 0.40% of average daily total net assets.

      For  services  rendered during the  fiscal  year
ended March 31, 2000, the Manager paid to the Advisors
of  the following Funds fees in amounts equivalent  to
the  following percentages of average daily net  asset
value:  Small Cap Fund - 0.50%; Mid Cap Fund -  0.40%,
Growth  and Income Fund - 0.319%; International Equity
Fund  -  0.50%,  Emerging Markets Fund  -  0.40%,  and
Foreign  Value Fund - 0.35%. For services rendered  to
the Small Cap Fund during the fiscal years ended March
31,  2000,  1999,  and  1998, the  applicable  Advisor
received  fees  of $307,314, $297,934,  and  $357,261,
respectively.  For services rendered to  the  Mid  Cap
Fund  during  the fiscal years ended March  31,  2000,
1999,  and 1998, the applicable advisor received  fees
of  $60,136, $59,448, and $49,266, respectively.   For
services rendered to the Growth and Income Fund during
the fiscal years ended March 31, 2000, 1999, and 1998,
the  applicable  Advisor received  fees  of  $255,442,
$226,254,  and $185,739, respectively.   For  services
rendered  to the International Equity Fund during  the
fiscal years ended March 31, 2000, 1999, and 1998, the
applicable   Advisor  received   fees   of   $108,684,
$138,052,  and $155,972, respectively.   For  services
rendered to the Emerging Markets Fund during the fiscal years ended March 31, 2000, 1999, and 1998, the applicable Advisor received fees of $53,650, $36,733, and $43,257, respectively. For services rendered to the Foreign Value Fund during the fiscal year ended
March 31, 2000, and 1999, the applicable Advisor received fees of $42,526, and $17,537.

Quantitative Small Cap Fund
Quantitative Mid Cap Fund

Columbia Partners, L.L.C., Investment Management, 1701
Pennsylvania Ave., NW, Washington, DC 20006 ("Columbia
Partners") serves as Advisor to the Small Cap Fund and the Mid Cap Fund. The firm presently has over $1 billion in assets under management for individual, pension plan and endowment accounts. Robert A. von Pentz, CFA has managed the Small Cap and Mid Cap Funds since July 1996. Mr. von
Pentz is a founder of Columbia Partners and previously served as chairman of the board and chief financial officer of Riggs Investment Management Corporation, where he worked from 1989 to 1995. Terence Collins, Robert von
Pentz, Galway Capital Management, Landon Butler, Paul
Kelley, John McKernan and Glen Lester Fant III are control persons of Columbia Partners L.L. C.

Quantitative Growth and Income Fund

State Street Global Advisors, Two International Place,
Boston, MA 02110, a unit of State Street Bank and Trust
Company ("State Street"), serves as Advisor to the Growth and Income Fund. State Street is a wholly owned subsidiary of State
Street Boston Corporation, a publicly owned bank holding company. State Street manages over $150 billion in assets for employee benefit plans, endowment funds and individuals. The Growth and Income Fund has been managed continuously by the Matrix Equity Group at State Street since the Fund's inception. The team at State Street presently responsible for the daily management of the Fund includes Venkat S. Chalasani, Jeffrey P. Davis, CFA,
L. Emerson Tuttle, CFA, and Edward Allinson, CFA.  Mr.
Chalasani is a principal of State Street and is the Lead
Portfolio Manager of the Global Growth Opportunities
Equity Strategy. He also works on the investment strategy team for the Global Fundamental Strategies group. From 1997 - 1998 Mr. Chalasani was a State Street
Executive Fellow.  Prior to joining State Street, Mr.
Chalasani worked for HCL Hewlett-Packard as an Account
Executive. Mr. Davis is a principal at State Street and Chief Investment Officer of the Fundamental Equity Group.
Prior to State Street, Mr. David was a Managing Director at Schooner Asset Management. Mr. Tuttle is a principal of State Street and heads the U.S. Large Cap team within the Global Fundamental Strategies group. Prior to State
Street, Mr. Tuttle worked at Baybank Norfolk County Trust
Company. Mr. Allinson is a principal at State Street and is the Lead Portfolio Manager for the International
Growth Opportunities Strategy within the Global
Fundamental Strategies group.  Prior to joining State
Street in 1999, Mr. Allinson worked at Brown Brothers
Harmon as a Senior Portfolio Manager, at First Pacific
Securities as an Assistant Director in Institutional
Asian ewuity sales and as a portfolio manager at Citibank's Domestic Private Banking Group. Marshall
Carter, Savid Spina, Tenley Albright, David Gruber, I.
MacAllister Booth, John M. Kucharshi, James I. Cash Jr.,
Charles R. LaMantia, Truman S. Casner, David Perini,
Nader Darehshori, Dennis J. Picard, Arthur L. Goldstein, and David Chapman Walsh are Directors of State Street
Global Advisors and are therefore considered control persons.


Quantitative International Equity Fund
Quantitative Emerging Markets Fund

Independence International Associates, Inc., 53 State
Street, Boston, MA 02109, formerly Boston International
Advisors, Inc. ("Independence International"), serves as
Advisor to the International Equity Fund and the Emerging
Markets Fund. The firm presently has over $2 billion under management in international portfolios of pension and endowment funds, among others. Bradford Greenleaf and Dennis Fogerty manage the International Equity Fund and
Emerging Markets
Funds respectively. Independence International is wholly owned by Independence Investment Associates, Inc., a
Delaware corporation.  John Hancock Mutual Life Insurance
Co., John Hancock Financial Services, Inc., Mark Charles
Lapman and Bradford Scot Greenleaf are control persons of Independence International Associates, Inc.

Quantitative Foreign Value Fund

Polaris Capital Management, Inc., 125 Summer Street,
Boston, MA  02110 ("Polaris")serves as Advisor to the
Foreign Value Fund. The firm presently has over $50 million under management for institutional clients and wealthy individuals. The Foreign Value Fund is managed by Bernard R. Horn, Jr. Prior to founding Polaris in 1995,
Mr. Horn worked as a portfolio manager at Horn & Company, Freedom Capital Management Corporation, and MDT Advisers,
Inc. Bernard R. Horn, Jr and Edward Wendell Jr. are both control persons of Polaris Capital Management Inc.


Distributor and Distribution Plan

           U.S.  Boston  Capital Corporation,  55  Old
Bedford  Road,  Lincoln, MA 01773  ("Distributor"),  a
Massachusetts corporation organized April 23, 1970, is
a   broker-dealer  registered  under  the   Securities
Exchange  Act  of  1934 and a member of  the  National
Association   of   Securities   Dealers,   Inc.    The
Distributor  is  an affiliated person  of  the  Funds'
Manager by virtue of being under common ownership with
the  Manager.   The Distributor acts as the  principal
distributor of the Funds' shares pursuant to a written
agreement   dated   April  17,   1985   ("Distribution
Agreement").  Under  the Distribution  Agreement,  the
Distributor  is  not obligated to  sell  any  specific
amount of shares of the Funds and will purchase shares
for   resale  only  against  orders  for  shares.  The
Distribution Agreement calls for the Distributor to use its best efforts to secure purchasers for shares of the Funds.

      To  permit  the Funds to pay a monthly fee  to  the
Distributor,  the Funds have adopted a distribution  plan
(the  "Plan") pursuant to Rule 12b-1 under the Investment
Company Act of 1940. The fee is not directly tied to  the
Distributor's   expenses.   If   expenses   exceed    the
Distributor's  fees,  the  Funds  are  not  required   to
reimburse  the  Distributor for excess expenses;  if  the
Distributor's  fees exceed the expenses of  distribution,
the  Distributor may realize a profit.   The  Small  Cap,
Growth  and  Income, International Equity,  and  Emerging
Markets  Funds pay the Distributor a monthly fee  at  the
annual  rate of 0.50% of the average net asset  value  of
shares   (excluding   Institutional   Shares)   held   in
shareholder accounts opened during the period the Plan is
in  effect,  as determined at the close of each  business
day  during  the  month.  The Mid Cap and  Foreign  Value
Funds  pay  the Distributor a monthly fee at  the  annual
rate  of  0.25% of the average net asset value  of  their
respective Ordinary Shares.  Rule 12b-1 provides that any
payments  made by an investment company to a  distributor
must  be  made pursuant to a written plan describing  all
material   aspects   of   the   proposed   financing   of
distributions  and that all agreements  with  any  person
relating  to  implementation  of  the  plan  must  be  in
writing.   Continuance of the Plan and  the  Distribution
Agreement is subject to annual approval by a vote of  the
Trustees,  including a majority of the Trustees  who  are
not  "interested persons" of the Fund and have no  direct
or  indirect financial interest in the operation  of  the
plan  or related agreements ("Qualified Trustees"),  cast
in  person at a meeting called for the purpose.  The Plan
may  be terminated as to a Fund by the vote of a majority
of  the  Qualified Trustees, or by the vote of a majority
of  the  outstanding voting securities of the Fund.   All
material amendments to the Plan must be approved  by  the
Qualified   Trustees  and  any  amendment   to   increase
materially the amount to be spent pursuant to the Plan must be approved by the vote of a majority of the outstanding voting securities of the Fund. The Trustees of the Funds review quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

      For  the  fiscal year ended March 31, 2000,  the
Funds'  paid to the Distributor fees pursuant  to  the
Plan:  Small  Cap Fund - $283,272; Growth  and  Income
Fund - $385,662; International Equity Fund - $101,984;
Emerging  Markets  Fund - $57,568; and  Foreign  Value
Fund  - $29,650 or 0.50% of the average net assets  of
the  Ordinary  Shares  of the Small  Cap,  Growth  and
Income,  International Equity,  and  Emerging  Markets
Funds  and  0.25%  of the average net  assets  of  the
Ordinary  Shares  of Mid Cap and Foreign  Value  Fund.
The  Mid Cap Fund waived all 12b-1 fees for the entire
year.   However, effective June 1, 2000, the  Mid  Cap
Fund has removed its voluntary waiver of 12b-1 fees.

      The Distributor also receives the deferred sales charges withheld from redemption proceeds, see How to Redeem, and may benefit from its temporary holding of investors' funds in connection with certain purchases and redemptions of shares of the Funds.

Custodian

     State  Street  -  Kansas  City,  formerly  known  as
Investors Fiduciary Trust Company, ("Custodian")  is  the
custodian  of  each  Funds'  securities  and  cash.   The
Custodian's  responsibilities  include  safekeeping   and
controlling the Funds' cash and securities, handling  the
receipt  and  delivery of securities, determining  income
and  collecting  interest  and dividends  on  the  Funds'
investments,  maintaining books  of  original  entry  for
portfolio  and  fund accounting and other required  books
and  accounts, and calculating the daily net asset  value
of each class of shares of the Funds.  The Custodian does
not  determine the investment policies of  the  Funds  or
decide  which securities the Funds will buy or sell.  The
Funds may, however, invest in securities of the Custodian
and   may  deal  with  the  Custodian  as  principal   in
securities   transactions.    Custodial   services    are
performed  at  the Custodian's office at 801 Pennsylvania
Ave., Kansas City, MO 64105.

Transfer Agent

      Quantitative  Institutional Services  ("Transfer
Agent"),  a  division of the Manager, is the  transfer
agent  and dividend disbursing agent for each  of  the
Funds.  All  mutual fund transfer, dividend disbursing
and  shareholder services activities are performed  at
the offices of Quantitative Institutional Services, 55
Old   Bedford  Road,  Lincoln,  Massachusetts   01773.
Account  balances and other shareholder inquiries  can
be  directed  to  the Transfer Agent at  800-331-1244.
Subject  to the approval of the Trustees, the Transfer
Agent or the Fund may from time to time appoint a sub-
transfer  agent for the receipt of purchase  and  sale
orders  and  funds  from certain investors.   For  its
services, the Transfer Agent receives base at an annual rate of 0.13% of the aggregate average daily net asset value of each class of shares of each Fund and is reimbursed for out of pocket expenses.

                 PORTFOLIO TRANSACTIONS

   Investment Decisions.  Investment decisions for a Fund
and  for other investment advisory clients of the Manager
or that Fund's Advisor or its affiliates are made with  a
view to achieving their respective investment objectives.
Investment  decisions are the product of many factors  in
addition  to basic suitability for the particular  client
involved.   Thus, a particular security may be bought  or
sold  for certain clients even though it could have  been
bought  or  sold  for other clients  at  the  same  time.
Likewise, a particular security may be bought for one  or
more  clients when one or more other clients are  selling
the  security.  In some instances, one client may sell  a
particular  security to another client.  It also  happens
that  two or more clients simultaneously buy or sell  the
same security, in which event each day's transactions  in
such security are, insofar as possible, allocated between
such  clients  in  a manner designed to be  equitable  to
each,  taking into account among other things the  amount
being   purchased  or  sold  by  each.   There   may   be
circumstances  when  purchases  or  sales  of   portfolio
securities for one or more clients will have an adverse effect on other clients.

    Brokerage  and  Research Services.   Transactions  on
stock exchanges and other agency transactions involve the
payment by the Funds of negotiated brokerage commissions.
Such  commissions vary among different brokers.  Also,  a
particular   broker  may  charge  different   commissions
according to such factors as the difficulty and  size  of
the transaction.  There is generally no stated commission
in  the case of securities traded in the over-the-counter
markets, but the price paid by the Funds usually includes
an   undisclosed  dealer  commission  or   mark-up.    In
underwritten  offerings,  the  price  paid   includes   a
disclosed, fixed commission or discount retained by the underwriter or dealer.

    All  orders  for the purchase and sale  of  portfolio
securities  for each Fund are placed, and securities  for
the Fund bought and sold, through a number of brokers and
dealers.   In so doing, the Manager or Advisor  uses  its
best  efforts  to obtain for the Fund the most  favorable
price and execution available, except to the extent  that
it  may  be permitted to pay higher brokerage commissions
as  described below.  In seeking the most favorable price
and execution, the Manager or Advisor, having in mind the
Fund's  best  interests, considers all factors  it  deems
relevant,  including, by way of illustration, price,  the
size of the transaction, the nature of the market for the
security,  the  amount of commission, the timing  of  the
transaction taking into account market prices and trends,
the reputation, experience and financial stability of the
broker-dealer  involved  and  the  quality   of   service
rendered by the broker-dealer in other transactions.

    It has for many years been common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Advisors and the Manager may receive research, statistical and quotation services from certain broker-dealers with which the Manager or Advisors place the Funds' portfolio transactions. These services, which in some instances may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisors or the Manager in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in advising the Funds. The fees paid to the Advisors by the Manager or paid to the Manager by the Funds are not reduced because the Advisors or the Manager receive such services.

    As  permitted  by  Section 28(e)  of  the  Securities
Exchange Act of 1934, and by the Advisory Contracts,  the
Manager  or Advisors may cause the Funds to pay a broker-
dealer  which provides "brokerage and research  services"
(as  defined  in that Act) to the Manager or Advisors  an
amount of disclosed commission for effecting a securities
transaction  for  the Fund in excess  of  the  commission
which  another  broker-dealer  would  have  charged   for
effecting that transaction. The Manager's or Advisors' authority to cause the Funds to pay any such greater commissions is subject to such written policies as the Trustees may adopt from time to time.

    Consistent  with the Conduct Rules  of  the  National
Association of Securities Dealers, Inc., subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Manager or Advisors may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

    Pursuant  to  conditions set forth in  rules  of  the
Securities  and  Exchange  Commission,  the   Funds   may
purchase  securities  from an underwriting  syndicate  of
which  U.S.  Boston Capital Corporation is a member  (but
not  from  U. S. Boston Capital Corporation itself).  The
conditions  relate  to  the  price  and  amount  of   the
securities purchased, the commission or spread paid,  and
the  quality  of  the issuer.  The rules further  require
that   such  purchases  take  place  in  accordance  with
procedures  adopted  and  reviewed  periodically  by  the
Trustees,  particularly  those  Trustees  who   are   not
"interested persons" of the Fund.

    Brokerage commissions paid by the Funds on portfolio transactions for the fiscal years ended March 31, 1998, March 31, 1999 and March 31, 2000 are as follows:

                             Fiscal Year Ended March 31,
Fund                     1998      1999      2000
Small Cap Fund           $272,199  $221,371  $289,546
Mid Cap Fund                 44,701       58,392
55,701
Growth and Income Fund            63,665       94,378
78,476
International Equity Fund              74,654
74,831            26,550
Emerging Markets Fund              39,223      35,435
27,209
Foreign Value Fund                  --    34,047
28,422

None of such commissions was paid to a broker who was an affiliated person of the Funds or an affiliated person of such a person or, to the knowledge of the Funds, to a broker an affiliated person of which was an affiliated person of the Fund, the Manager or any Advisor.

                      HOW TO INVEST

      The procedures for purchasing shares are summarized in the Prospectus under the caption How to Invest.

        Investments  through Brokers. The  Distributor
may pay a sales fee of 1.00% of the offering price  to
the  dealer transmitting an order for Ordinary Shares,
provided that the Ordinary Shares sold are subject  to
the  1.00% deferred sales charge.  The Distributor may
also  pay  the  dealer  a  service  fee  for  accounts
serviced   by  the  dealer  based  upon  the   service
agreement between the Fund and the Broker.

      Exchange  of  Securities for Shares of  the  Funds.
Applications  to exchange common stocks for  Fund  shares
must  be  accompanied by stock certificates (if any)  and
stock  powers  with  signatures  guaranteed  by  domestic
banks,   brokers,   dealers,  credit   unions,   national
securities exchanges, registered securities associations,
clearing  agencies  or  savings associations.  Securities
accepted  by the Funds will be valued as set forth  under
Calculation  of Net Asset Value in the Prospectus  as  of
the  time  of  the next determination of net asset  value
after  such acceptance.  Shares of a Fund are  issued  at
net  asset  value  determined as of the  same  time.  All
dividends,  subscription,  or  other  rights  which   are
reflected  in the market price of accepted securities  at
the  time  of valuation become the property of the  Funds
and  must be delivered to the Funds by the investor  upon
receipt  from  the  issuer. A gain or  loss  for  Federal
income  tax  purposes would be realized by  the  investor
upon  the  exchange  depending  upon  the  cost  of   the
securities tendered.

      Open Account System.  Under the Funds' Open Account
System all shares purchased are credited directly to your account in the designated Fund at the time of purchase.
All shares remain on deposit with the Transfer Agent. No certificates are issued.

      The following services are currently offered by the Open Account System:

        1. You may make additional investments in a Fund by sending a check (made payable to "Quantitative Group of Funds") to the Funds, by wire, or by online ACH transactions, as described under How to Invest in the Prospectus.

         2.    You   may  select  one  of  the  following
distribution options which best fits your needs.

             *     REINVESTMENT  PLAN   OPTION:    Income
dividends and capital gain distributions                         paid in
additional shares at net asset value.
            *    INCOME OPTION:  Income dividends paid in
cash, capital gain distributions paid in                         additional
shares at net asset value.
           * CASH OPTION: Income dividends and capital gain distributions paid in cash.

            You should indicate the Option you prefer, as well as the other registration details of your account, on the Account Application. The Reinvestment Plan Option will automatically be assigned unless you select a different option. Dividends and distributions paid on a class of shares of a Fund will be paid in shares of such class taken at the per share net asset value of such class determined at the close of business on the ex-date of the dividend or distribution or, at your election, in cash.

       3. You will receive a statement setting forth the most recent transactions in your account after each transaction which affects your share balance.

     The cost of services rendered under the Open Account
System to the holders of a particular class of shares  of
a  Fund  are  borne by that class as an  expense  of  all
shareholders of that class.  However, in order  to  cover
additional    administrative   costs,   any   shareholder
requesting a historical transcript of his account will be charged a fee based upon the number of years researched.
There is a minimum fee of $5. The right is reserved on 60 days' written notice to make charges to individual investors to cover other administrative costs of the Open
Account System.

Tax Deferred Retirement Plans.

     Accounts Offered by the Funds.   The Funds offer tax-
deferred accounts, for which State Street Bank and  Trust
Company acts as custodian, including:

     Traditional Individual Retirement Accounts (IRAs)
     Roth IRAs
     Simplified Employee Pension Plans (SEP-IRAs)
     Simple IRAs
     403(b) Custodial Accounts

      Agreements to establish these kinds of accounts and
additional  information about them, including information
about   fees   and  charges,  are  available   from   the
Distributor.   There are many detailed  rules,  including
provisions of tax law, governing each of theses kinds  of
accounts.  Investors considering participation in any  of
these  plans should consult with their attorneys  or  tax
advisers   with   respect   to  the   establishment   and
maintenance  of  any of these plans.   The  following  is
some very general information about them.

      IRAs.   Investors may establish either regular  IRA
accounts, to which they may make contributions of  up  to
$2000  annually (or 100% of their earned income  for  the
year, if less), or rollover IRAs, to which they may  roll
over  or transfer assets from another preexisting IRA  of
the  same kind.  They also may establish conversion  Roth
IRAs  (into which they may move assets from a traditional
IRA),  if  they satisfy certain requirements; individuals
will be subject to tax on the taxable amount moved from a
traditional  IRA  to  a  Roth IRA  at  the  time  of  the
conversion.    SEP-IRAs  are  traditional  IRA   accounts
established pursuant to an employer-sponsored  SEP  plan;
different contribution limits apply to SEP-IRAs.   Simple
IRAs are traditional IRA accounts established pursuant to
an   employer-sponsored  Simple   IRA   plan;   different
contributions limits apply to Simple IRAs.

       Contributions  to  a  traditional  IRA   will   be
deductible  if  the individual for whom  the  account  is
established is not an active participant in an  employer-
sponsored plan; contributions may be deductible in  whole
or  in  part  if  the individual is such  a  participant,
depending on the individual's income.  Distributions from
traditional   IRAs   are  taxable  as  ordinary   income.
Contributions to a Roth IRA are not deductible. However, withdraws may not be taxable if certain requirements are met. In either case, capital gains and income earned on Fund shares held in an IRA are not taxable as long as they are held in the IRA.

      403(b)s.   This  kind of custodial account  may  be
established  by  employees  of  certain  educational  and
charitable organizations.  A qualifying employee may make
an election to defer salary, which is then contributed to
the  403(b)  account;   these  contributions  held  in  a
403(b)  account are not taxable as long as they are  held
in  the  account.   A 403(b) holder generally  will  have
taxable   income   only  when  he  or  she   receives   a
distribution from the account; distributions are taxable as ordinary income.

      Other Retirement Plans. Fund shares also may be made available as an investment under other tax-favored retirement plans, such as qualified pension plans and qualified profit sharing plans, including 401(k) plans.


                  HOW TO MAKE EXCHANGES

     The procedures for exchanging shares of one Fund for those of another are described in the Prospectus under How to Make Exchanges.

      An exchange involves a redemption of all or a portion of shares of one class of a Fund and the investment of the redemption proceeds in shares of a like class in another Fund. The redemption will be made at the per share net asset value of the particular class of shares of a Fund being redeemed which is next determined after the exchange request is received in proper order.

      The shares of the particular class of shares of a Fund being acquired will be purchased when the proceeds from the redemption become available, normally on the day of the exchange request, at the per share net asset value of such class next determined after acceptance of the purchase order by the Fund being acquired in accordance with the customary policy of that Fund for accepting investments.

      The exchange of shares of one class of a Fund for shares of a like class of another Fund will constitute a sale for federal income tax purposes on which the investor will realize a capital gain or loss.

     The exchange privilege may be modified or terminated at any time, and the Funds may discontinue offering shares of any Fund or any class of any Fund generally or in any particular State without notice to shareholders.



                      HOW TO REDEEM

      The procedures for redeeming shares of a Fund are described in the Prospectus under How to Redeem.

      Proceeds will normally be forwarded on the second day on which the New York Stock Exchange is open after a redemption request is processed; however, the Funds reserve the right to take up to three (3) business days to make payment. This amount may be more or less than the shareholder's investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check or through the automatic investment plan, the Funds reserve the right not to honor the redemption request until the check or monies have been collected.

      Shareholders  are  entitled to redeem  all  or  any
portion  of  the  shares credited to  their  accounts  by
submitting   a   written  request   for   redemption   to
Quantitative Group of Funds. Shareholders who redeem more
than $10,000, or request that the redemption proceeds  be
paid to someone other than the shareholders of record  or
sent to an address other than the address of record, must
have  their  signature(s) guaranteed by  domestic  banks,
brokers,  dealers,  credit  unions,  national  securities
exchanges,  registered securities associations,  clearing
agencies or savings associations.  If the shareholder  is
a corporation, partnership, agent, fiduciary or surviving
joint   owner,   the   Funds   may   require   additional
documentation  of  a customary nature.  Shareholders  who
have   authorized   the   Funds   to   accept   telephone
instructions may redeem shares credited to their accounts by telephone. Once made, a telephone request may not be modified or canceled.

      The  Funds  and  the  Transfer  Agent  will  employ
reasonable   procedures  to  confirm  that   instructions
communicated by telephone are genuine.  If the Funds  and
the  Transfer Agent fail to do so, they may be liable for
any    losses   due   to   unauthorized   or   fraudulent
transactions.  The Funds provide written confirmation  of
all  transactions affected by telephone and only mail the
proceeds   of  telephone  redemptions  to  the  redeeming
shareholder's address of record.

      The  Transfer  Agent will assess a $15.00  fee  for
overnight  delivery  or  to  wire  the  proceeds   of   a
redemption.   Such fee will be subtracted  from  the  net
redemption amount.


             CALCULATION OF NET ASSET VALUE

     Portfolio securities are valued each business day at
the  last reported sale price up to the close of the  New
York   Stock  Exchange  (ordinarily  4:00  p.m.,  Eastern
Standard Time). If there is no such reported sale, the securities are valued at the last reported price. Short-term investments that mature in 60 days or less are valued at amortized cost. The International Equity, Emerging Markets and Foreign Value Funds may invest in securities listed on foreign exchanges that trade on days on which those Funds do not compute net asset value
(i.e., Saturdays and Exchange holidays) and the net asset value of shares of those Funds may be significantly affected on such days. Securities quoted in foreign currencies are translated into U.S. dollars, based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the Funds' Trustees
(the "Trustees").

      The  fair  value of any restricted securities  from
time  to time held by a Fund is determined by its Advisor
in  accordance with procedures approved by the  Trustees.
Such  valuations and procedures are reviewed periodically
by  the  Trustees.  The fair value of such securities  is
generally  determined as the amount that the  Fund  could
reasonably  expect to realize from an orderly disposition
of such securities over a reasonable period of time.  The
valuation procedures applied in any specific instance are
likely to vary from case to case.  However, consideration
is  generally  given  to the financial  position  of  the
issuer and other fundamental analytical data relating  to
the  investment and to the nature of the restrictions  on
disposition of the securities (including any registration
expenses  that  might be borne by the Fund in  connection
with  such  disposition).   In  addition,  such  specific
factors are also generally considered as the cost of  the
investment,   the   market  value  of  any   unrestricted
securities  of  the  same class  (both  at  the  time  of
purchase and at the time of valuation), the size  of  the
holding, the prices of any recent transactions or  offers
with   respect  to  such  securities  and  any  available
analysts' reports regarding the issuer.

      Market  quotations are not considered to be readily
available  for long-term corporate bonds, debentures  and
notes;  such investments are stated at fair value on  the
basis  of  valuations  furnished by  a  pricing  service,
approved by the Trustees, which determines valuations for
normal,   institutional-size  trading   units   of   such
securities using methods based on market transactions for
comparable  securities and various relationships  between
securities    which   are   generally    recognized    by
institutional traders.

      For purposes of determining the net asset value per share of each class of a Fund, all assets and liabilities initially expressed in foreign currencies will be valued in U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars.

     Generally, trading in foreign securities, as well as
corporate  bonds,  U.S. government securities  and  money
market instruments is substantially completed each day at
various  times prior to 4:15 p.m. Eastern time  upon  the
close  of  business  on  the primary  exchange  for  such
securities.   The  values  of  such  securities  used  in
determining the net asset value of the Funds' shares  are
computed  as  of  such  other  times.   Foreign  currency
exchange rates are also generally determined prior to 4:15 p.m. Eastern time. Occasionally, events affecting the value of such securities may occur between such times and 4:15 p.m. Eastern time which will not be reflected in the computation of the Funds' net asset value. If events materially affecting the value of the Funds' securities occur during such a period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

       Expenses   of  the  Funds  directly   charged   or
attributable to any Fund will be paid from the assets of that Fund except that 12b-1 Plan expenses will not be borne by holders of Institutional Shares of the Funds and each class of shares of the Fund will bear its own transfer agency fees. General expenses of the Funds will be allocated among and charged to the assets of the respective Funds on a basis that the Trustees deem fair and equitable, which may be the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.


                      DISTRIBUTIONS

      Each Fund will be treated as a separate entity for federal income tax purposes (see Taxation), with its net realized gains or losses being determined separately, and capital loss carryovers determined and applied on a separate Fund basis.

                        TAXATION

       Each  Fund  intends  to  qualify  annually  as   a
"regulated investment company"  ("RIC") under the Code.

     To qualify as a RIC, a Fund must (a) derive at least
90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies certain payments with respect to securities loans or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, Government securities, securities of other RICs, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government securities and securities of RICs); and (c) distribute at least 90% of its investment company taxable income (which includes interest, dividends, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

     As  a  RIC, a Fund generally will not be subject  to
U.S. federal income tax on its investment company taxable
income and net capital gains (the excess of net long-term
capital  gains  over net short-term capital  losses),  if
any,  that  it  distributes to shareholders.   Each  Fund
intends  to  distribute  to its  shareholders,  at  least
annually,  substantially all of  its  investment  company
taxable  income  and  net  capital  gains.   Amounts  not
distributed  on  a  timely basis  in  accordance  with  a
calendar year distribution requirement are subject  to  a
nondeductible  4% excise tax.  To prevent  imposition  of
the  excise  tax,  a  Fund  must distribute  during  each
calendar year an amount equal to the sum of (1) at  least
98%  of its ordinary income (not taking into account  any
capital  gains or losses) for the calendar year,  (2)  at
least  98% of its capital gains in excess of its  capital
losses   (adjusted  for  certain  ordinary   losses,   as
prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year.
Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     Dividends  paid  out of a Fund's investment  company
taxable  income will be taxable to a U.S. shareholder  as
ordinary  income.   If  a  portion  of  a  Fund's  income
consists  of  dividends  paid  by  U.S.  corporations,  a
portion of the dividends paid by the Fund may be eligible
for    the    corporate   dividends-received   deduction.
Distributions of net capital gains, if any, designated as
capital  gain  dividends are taxable to  shareholders  as
long-term  capital  gains, regardless  of  how  long  the
shareholder  has  held the Fund's  shares,  and  are  not
eligible    for    the   dividends-received    deduction.
Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date.
Shareholders  will be notified annually as  to  the  U.S.
federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     The  taxation of equity options and over-the-counter
options  on  debt securities is governed by Code  section
1234.    Pursuant  to  Code  section  1234,  the  premium
received  by a Fund for selling a put or call  option  is
not  included in income at the time of receipt.   If  the
option expires, the premium is short-term capital gain to
the  Fund.   If a Fund enters into a closing transaction,
the  difference between the amount paid to close out  its
position  and the premium received is short-term  capital
gain  or  loss.  If a call option written by  a  Fund  is
exercised,  thereby  requiring  the  Fund  to  sell   the
underlying security, the premium will increase the amount
realized upon the sale of such security and any resulting
gain or loss will be a capital gain or loss, and will  be
long-term or short-term depending upon the holding period
of  the  security.  With respect to a put or call  option
that  is purchased by a Fund, if the option is sold,  any
resulting  gain or loss will be a capital gain  or  loss,
and  will be long-term or short-term, depending upon  the
holding period of the option.  If the option expires, the
resulting  loss  is a capital loss and  is  long-term  or
short-term,  depending  upon the holding  period  of  the
option.   If  the option is exercised, the  cost  of  the
option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain  options and futures contracts  in  which  a
Fund  may invest are "section 1256 contracts."  Gains  or
losses on section 1256 contracts generally are considered
60% long-term and 40% short-term capital gains or losses;
however,  foreign currency gains or losses (as  discussed
below) arising from certain section 1256 contracts may be
treated  as ordinary income or loss.  Also, section  1256
contracts held by a Fund at the end of each taxable  year
(and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

     Generally,  the hedging transactions  undertaken  by
the  Fund  may  result in "straddles"  for  U.S.  federal
income  tax purposes.  The straddle rules may affect  the
character  of gains (or losses) realized by a  Fund.   In
addition,  losses realized by the Fund on positions  that
are part of a straddle may be deferred under the straddle
rules,   rather   than  being  taken  into   account   in
calculating  the taxable income for the taxable  year  in
which  the  losses  are realized.   Because  only  a  few
regulations  implementing the straddle  rules  have  been
promulgated, the tax consequences to a Fund  of  engaging
in  hedging transactions are not entirely clear.  Hedging
transactions  may  increase  the  amount  of   short-term
capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     Each  Fund  may  make one or more of  the  elections
available   under  the  Code  which  are  applicable   to
straddles.   If  a Fund makes any of the  elections,  the
amount, character and timing of the recognition of  gains
or  losses from the affected straddle positions  will  be
determined  under  rules  that  vary  according  to   the
election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because  the straddle rules may affect the character
of  gains  or losses, defer losses and/or accelerate  the
recognition of gains or losses from the affected straddle
positions,  the  amount  which  may  be  distributed   to
shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

     Notwithstanding  any of the foregoing,  a  Fund  may
recognize gain (but not loss) from a constructive sale of
certain  "appreciated financial positions"  if  the  Fund
enters  into a short sale, offsetting notional  principal
contract or forward contract transaction with respect  to
the   appreciated  position  or  substantially  identical
property.   Appreciated financial  positions  subject  to
this constructive sale treatment are interests (including
options and forward contracts and short sales) in  stock,
partnership  interests,  certain  actively  traded  trust
instruments  and certain debt instruments.   Constructive
sale  treatment  does  not apply to certain  transactions
closed  in  the 90-day period ending with  the  30th  day
after   the  close  of  the  taxable  year,  if   certain
conditions are met.

     Unless  certain  constructive sale rules  (discussed
more fully above) apply, a Fund will not realize gain  or
loss  on  a short sale of a security until it closes  the
transaction  by delivering the borrowed security  to  the
lender.   Pursuant to Code Section 1233, all or a portion
of  any gain arising from a short sale may be treated  as
short-term  capital gain, regardless of  the  period  for
which  the Fund held the security used to close the short
sale.   In  addition, the Fund's holding  period  of  any
security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

     Under  the  Code,  gains or losses  attributable  to
fluctuations  in  exchange rates that occur  between  the
time   a   Fund   accrues  receivables   or   liabilities
denominated in a foreign currency, and the time the  Fund
actually   collects  such  receivables   or   pays   such
liabilities, generally are treated as ordinary income  or
ordinary  loss.   Similarly,  on  disposition   of   debt
securities denominated in a foreign currency and on disposition of certain options futures, and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss.
These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Upon  the sale or other disposition of shares  of  a
Fund,  a  shareholder may realize a capital gain or  loss
which may be long-term or short-term, generally depending
upon  the  shareholder's holding period for  the  shares.
Any  loss  realized  on  a  sale  or  exchange  will   be
disallowed  to  the  extent the shares  disposed  of  are
replaced  (including  shares  acquired  pursuant   to   a
dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

     If  a  Fund  invests  in stock  of  certain  foreign
investment  companies, the Fund may be  subject  to  U.S.
federal  income  taxation on a  portion  of  any  "excess
distribution"   with  respect  to,  or  gain   from   the
disposition of, such stock.  The tax would be  determined
by  allocating such distribution or gain ratably to  each
day  of  the  Fund's holding period for the  stock.   The
distribution or gain so allocated to any taxable year  of
the  Fund,  other  than the taxable year  of  the  excess
distribution or disposition, would be taxed to  the  Fund
at  the  highest ordinary income tax rate in  effect  for
such  year, and the tax would be further increased by  an
interest  charge to reflect the value of the tax deferral
deemed to have resulted from the ownership of the foreign
company's  stock.   Any  amount of distribution  or  gain
allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

     Alternatively, a Fund may elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net mark-to-market gains previously included in income.
A Fund also may elect, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     If  more  than  50% of the value of a  Fund's  total
assets  at  the  close of its taxable  year  consists  of
securities  of  foreign corporations, the  Fund  will  be
eligible  and may elect to "pass-through" to  the  Fund's
shareholders  the  amount of foreign income  and  similar
taxes  paid  by the Fund.  Pursuant to this election,  if
made,  a shareholder will be required to include in gross
income   (in  addition  to  taxable  dividends   actually
received) his or her pro rata share of the foreign income
and  similar taxes paid by the Fund, and will be entitled
either  to  deduct his or her pro rata share  of  foreign
income  and similar taxes in computing his taxable income
or  to  use it as a foreign tax credit against  his  U.S.
Federal   income  taxes,  subject  to  limitations.    No
deduction  for  foreign  taxes  may  be  claimed   by   a
shareholder  who  does not itemize  deductions.   Foreign
taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax.

     Generally, a credit for foreign taxes is subject  to
the  limitation that it may not exceed the  shareholder's
U.S. tax attributable to his total foreign source taxable
income.   For this purpose, if a Fund makes the  election
described in the preceding paragraph, the source  of  the
Fund's  income  flows through to its shareholders.   With
respect  to  the Fund, gains from the sale of  securities
generally  will be treated as derived from  U.S.  sources
and  section 988 gains will be treated as ordinary income
derived from U.S. sources.  The limitation on the foreign
tax  credit  is  applied  separately  to  foreign  source
passive  income, including foreign source passive  income
received from the Fund. The foreign tax credit limitation
rules   do  not  apply  to  certain  electing  individual
taxpayers  who have limited creditable foreign taxes  and
no  foreign  source income other than passive investment-
type  income.  The foreign tax credit is eliminated  with
respect  to  foreign taxes withheld on dividends  if  the
dividend  paying shares or the shares of a Fund are  held
by  the Fund or the shareholder, as the case may be,  for
less  than  16  days  (46 days in the case  of  preferred
shares)  during  the  30-day period  (90-day  period  for
preferred  shares)  beginning  15  days  (45   days   for
preferred  shares) before the shares become  ex-dividend.
In  addition,  if a fund fails to satisfy  these  holding
period requirements, it cannot elect under Section 853 to
pass  through  to  shareholders the ability  to  claim  a
deduction for the related foreign taxes. The foreign  tax
credit  may  offset  only 90% of the revised  alternative
minimum tax imposed on corporations and individuals.   If
a fund fails to satisfy their holding period requirement, it cannot elect under section 853 to pass through to shareholders the ability to claim a deduction for the related foreign taxes.

     The  foregoing is only a general description of  the
foreign   tax   credit   under  current   law.    Because
application  of  the  credit depends  on  the  particular
circumstances  of  each  shareholder,  shareholders   are
advised to consult their own tax advisers.

     A  Fund  may  be required to withhold  U.S.  federal
income   tax   at  the  rate  of  31%  of   all   taxable
distributions payable to shareholders who fail to provide
the  Fund  with  their  correct  taxpayer  identification
number  or to make required certifications, or  who  have
been  notified by the IRS that they are subject to backup
withholding.   Corporate shareholders and  certain  other
shareholders specified in the Code generally  are  exempt
from  such backup withholding. Backup withholding is  not
an  additional tax.  Any amounts withheld may be credited
against   the  shareholder's  U.S.  federal  income   tax
liability.

     Fund shareholders may be subject to state, local and
foreign  taxes  on  their  Fund distributions.   In  many
states, Fund distributions that are derived from interest
on  certain  U.S. Government obligations are exempt  from
taxation.   The tax consequences to a foreign shareholder
of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.


               OTHER  INVESTMENT PRACTICES

      Convertible Securities.  Each of the  Funds  may
invest  in convertible securities, such as convertible
debentures, bonds and preferred stock, which allow the
holder  thereof to convert the instrument into  common
stock  at a specified share price or ratio.  The price
of  the common stock may fluctuate above or below  the
specified price or ratio, which may allow a  Fund  the
opportunity  to  purchase the common  stock  at  below
market  price  or,  conversely, render  the  right  of
conversion  worthless.  The  Funds  will   invest   in
convertible securities primarily for their equity characteristics.

      Investment Companies.  The International  Equity
Fund and Emerging Markets Fund may invest up to 10% of
their  total assets in closed-end country funds  whose
shares  are  traded in the United States.  Investments
in  closed-end  funds may allow the  Funds  to  attain
exposure  to  a broader base of companies  in  certain
emerging  markets  and  to  avoid  foreign  government
restrictions  that may limit direct  investment  in  a
country's   equity  markets.   Closed-end  funds   are
managed pools of securities of companies having  their
principal  place  of business in a particular  foreign
country.    Shares  of  certain  of  these  closed-end
investment companies may at times only be acquired  at
market   premiums   to   their   net   asset   values.
Investments in closed-end funds by the Funds are subject to limitations under the Investment Company
Act.

     Derivatives. Each Fund may, but is not required  to,
engage  in a variety of transactions using "derivatives,"
such as futures, options, warrants and swaps. Derivatives
are financial instruments whose value depends upon, or is
derived from, the value of something else, such as one or
more   underlying  investments,  indexes  or  currencies.
Derivatives may be traded on organized exchanges,  or  in
individually  negotiated transactions with other  parties
(these  are known as "over the counter"). Each  Fund  may
use   derivatives   both  for  hedging  and   non-hedging
purposes.   Although   each  Fund's   advisor   has   the
flexibility to use these strategies, it may choose not to
for a variety of reasons, even under very volatile market
conditions.  Derivatives involve special risks and  costs
and  may result in losses to the Fund. The successful use
of derivatives requires sophisticated management and each
Fund will depend on its Advisor's ability to analyze  and
manage   derivatives   transactions.   The   prices    of
derivatives  may move in unexpected ways,  especially  in
abnormal   market   conditions.  Some   derivatives   are
"leveraged"  and  therefore  may  magnify  or   otherwise
increase investment losses to the Fund. A Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to a Fund.

     OPALS.   The  International  Equity  Fund,  Emerging
Markets  Fund, and Foreign Value Fund may each invest  in
OPALS.   OPALS  represent  an interest  in  a  basket  of
securities  of companies primarily located in a  specific
country  generally designed to track an  index  for  that
country.   Investments in OPALS are subject to  the  same
risks   inherent   in  directly  investing   in   foreign
securities. See Risk Considerations - Foreign Securities in the Prospectus. In addition, because the OPALS are not registered under the securities laws, they may only be sold to certain classes of investors, and it may be more difficult for the Fund to sell OPALS than other types of securities. However, the OPALS may generally be exchanged with the issuer for the underlying securities, which may be more readily tradable.

      Depository  Receipts.   Each  Fund  may  invest  in
American  Depository Receipts (ADRs), European Depository
Receipts  (EDRs)  and Global Depository Receipts  (GDRs).
ADRs, EDRs and GDRs are certificates evidencing ownership
of  shares  of a foreign issuer.  These certificates  are
issued  by  depository banks and generally  trade  on  an
established  market  in the United States  or  elsewhere.
The  underlying shares are held in trust by  a  custodian
bank  or  similar financial institution in  the  issuer's
home  country.  The depository bank may not have physical
custody of the underlying securities at all times and may
charge  fees  for various services, including  forwarding
dividends and interest and corporate actions.   ADRs  are
alternatives   to  directly  purchasing  the   underlying
foreign   securities  in  their  national   markets   and
currencies.  However, ADRs continue to be subject to many
of  the  risks  associated  with  investing  directly  in
foreign securities.  These risks include foreign exchange
risk  as well as the political and economic risks of  the
underlying issuer's country.  ADRs, EDRs and GDRs may  be
sponsored  or  unsponsored.   Unsponsored  receipts   are
established  without  the participation  of  the  issuer.
Unsponsored receipts differ from receipts sponsored by an issuer in that they may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

       Foreign Currency Transactions.  A forward  foreign
currency  exchange  contract involves  an  obligation  to
purchase  or  sell a specific currency at a future  date,
which  may be any fixed number of days from the  date  of
the  contract agreed upon by the parties, at a price  set
at  the  time  of  the  contract.   These  contracts  are
principally  traded  in the inter-bank  market  conducted
directly   between   currency  traders   (usually   large
commercial  banks)  and  their  customers.    A   forward
contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

      Since investments in foreign companies will usually
involve  currencies of foreign countries, and  since  the
International Equity, Foreign Value, and Emerging Markets
Funds  may  temporarily hold funds in  bank  deposits  in
foreign  currencies during the completion  of  investment
programs,  the  value  of  the assets  of  the  Funds  as
measured  in  U.S. dollars may be affected  favorably  or
unfavorably by changes in foreign currency exchange rates
and exchange control regulations, and the Funds may incur
costs  in  connection  with conversions  between  various
currencies.  Each Fund will conduct its foreign  currency
exchange transactions either on a spot (i.e., cash) basis
at  the  spot  rate  prevailing in the  foreign  currency
exchange   market,  or  through  entering  into   forward
contracts  to  purchase or sell foreign  currencies.  The
Funds  will  generally not enter into a forward  contract
with  a  term  of  greater  than  one  year.  The  Funds'
Custodian will place cash or liquid debt securities  into
a  segregated account of the series in an amount equal to
the  value  of the Funds' total assets committed  to  the
consummation   of   forward  foreign  currency   exchange
contracts. If the value of the securities placed  in  the
segregated   account   declines,   additional   cash   or
securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts.

    The International Equity, Foreign Value, and Emerging
Markets  Funds will generally enter into forward  foreign
currency  exchange  contracts  under  two  circumstances.
First,  when  a  Fund  enters into  a  contract  for  the
purchase  or sale of a security denominated in a  foreign
currency,  it  may desire to "lock in"  the  U.S.  dollar
price  of  the  security.   By entering  into  a  forward
contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will seek to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

      Second,  when  a Fund's Advisor believes  that  the
currency  of a particular foreign country may  experience
an adverse movement against the U.S. dollar, it may enter
into  a forward contract to sell an amount of the foreign
currency  approximating the value of some or all  of  the
Fund's  portfolio securities denominated in such  foreign
currency.  Alternatively, where appropriate, a  Fund  may
hedge  all  or  part  of  its foreign  currency  exposure
through  the use of a basket of currencies where  certain
of  such  currencies act as an effective proxy for  other
currencies.   In such a case, the Fund may enter  into  a
forward contract where the amount of the foreign currency
to   be   sold   exceeds  the  value  of  the  securities
denominated  in  such currency.  The use of  this  basket
hedging  technique may be more efficient  and  economical
than  entering into separate forward contracts  for  each
currency held in the Fund.  The precise matching  of  the
forward  contract amounts and the value of the securities
involved will not generally be possible since the  future
value  of  such  securities in  foreign  currencies  will
change as a consequence of market movements in the  value
of those securities between the date the forward contract
is  entered into and the date it matures.  The projection
of  short-term  currency  market  movement  is  extremely
difficult,  and the successful execution of a  short-term
hedging  strategy  is  highly uncertain.   Under  certain
circumstances, the Fund may commit a substantial portion,
or  up  to  75%  of  the  value of  its  assets,  to  the
consummation of these contracts.  The Fund's Advisor will
consider  the  effect  a substantial  commitment  of  its
assets  to forward contracts would have on the investment
program  of the Fund and the flexibility of the  Fund  to
purchase additional securities.  Other than as set  forth
above,  the  Fund will also not enter into  such  forward
contracts  or  maintain a net exposure to such  contracts
where  the  consummation of the contracts would  obligate
the  Fund  to  deliver an amount of foreign  currency  in
excess of the value of the Fund's portfolio securities or
other  assets denominated in that currency.  Under normal
circumstances, consideration of the prospect for currency
parities  will  be  incorporated  into  the  longer  term
investment   decisions  made  with  regard   to   overall
diversification strategies. However, the Fund's Advisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

      At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

      As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract.
Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages
in  an offsetting transaction, the Fund will incur a gain
or  a  loss (as described below) to the extent that there
has  been  movement in forward contract prices.   If  the
Fund  engages  in  an  offsetting  transaction,  it   may
subsequently  enter into a new forward contract  to  sell
the  foreign  currency.   Should forward  prices  decline
during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

      The  Funds  are not required to enter into  forward
contracts   with   regard  to  their  foreign   currency-
denominated  securities and will not do so unless  deemed
appropriate  by  the relevant Fund's  Advisor.   It  also
should be realized that this method of hedging against  a
decline  in  the value of a currency does  not  eliminate
fluctuations in the underlying prices of the  securities.
It  simply  establishes a rate of exchange  at  a  future
date.   Additionally,  although such  contracts  tend  to
minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

                                                 Although
the  Funds  value  their assets daily in  terms  of  U.S.
dollars, they do not intend to convert their holdings  of
foreign  currencies into U.S. dollars on a  daily  basis.
They  will do so from time to time, and investors  should
be  aware  of the costs of currency conversion.  Although
foreign  exchange  dealers  do  not  charge  a  fee   for
conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

        Short-term  Debt Obligations.  The  Funds  may
invest  in  Short-term Debt Obligations for  temporary
defensive purposes, and each Fund may invest in Short-
term  Debt  Obligations for liquidity purposes  (e.g.,
for  redemption of shares, to pay expenses or  pending
other  investments).  Short-term Debt Obligations  may
include obligations of the U.S. government and (in the
case  of the International Equity Fund, Foreign  Value
Fund, and Emerging Markets Fund) securities of foreign
governments.   Short-term Debt  Obligations  may  also
include   certificates   of   deposit   and   bankers'
acceptances issued by U.S. banks (and, in the case  of
the  International Equity Fund, Foreign Value Fund and
Emerging  Markets Fund, foreign banks) having deposits
in  excess of $2 billion, commercial paper, short-term
corporate  bonds, debentures and notes and  repurchase
agreements,  all  with one year or less  to  maturity.
Investments  in  commercial  paper  are   limited   to
obligations  (i)  rated Prime-1 by  Moody's  Investors
Service, Inc. or A-1 by Standard & Poor's Corporation,
or in the case of any instrument that is not rated, of
comparable  quality as determined by  the  Manager  or
Advisor,  or  (ii)  issued  by  companies  having   an
outstanding debt issue currently rated Aaa  or  Aa  by
Moody's   or   AAA  or  AA  by  Standard   &   Poor's.
Investments in other corporate obligations are limited
to  those  having a maturity of one year or  less  and
rated Aaa or Aa by Moody's or AAA or AA by Standard  &
Poor's.   The  value  of fixed-income  securities  may
fluctuate inversely in relation to the direction of interest rate changes.

      Bond Ratings.  The Moody's Investors Service,  Inc.
bond ratings cited above are as follows:

     Aaa: Bonds that are rated "Aaa" are judged to be the
best  quality  and  to  carry  the  smallest  degree   of
investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.

      Aa: Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or other elements may make long-term risks appear greater than those of "Aaa" securities.

     The Standard & Poor's Corporation bond ratings cited above are as follows:

      AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

      AA:   Bonds rated "AA" also qualify as high quality
debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

      Repurchase Agreements.  A repurchase agreement is a
contract under which a Fund would acquire a security  for
a  relatively  short period (usually not  more  than  one
week),  subject  to  the  obligation  of  the  seller  to
repurchase  and  the Fund to resell such  security  at  a
fixed  time and price (representing the Fund's cost  plus
interest).    The   Funds  will  enter  into   repurchase
agreements  only  with  (i)  commercial  banks  or   (ii)
registered broker-dealers.  Although each Fund may  enter
into repurchase agreements with respect to any securities
which  it  may  acquire consistent  with  its  investment
policies  and  restrictions, it  is  the  Funds'  present
intention  to enter into repurchase agreements only  with
respect  to  obligations of the U.S.  government  or  its
agencies  or  instrumentalities.   While  the  repurchase
agreements entered into by a Fund will provide  that  the
underlying  security at all times shall have a  value  at
least  equal to the resale price stated in the agreements
(and,  for this purpose, the underlying security will  be
marked to market daily), if the seller defaults, the Fund
could  realize  a  loss  on the sale  of  the  underlying
security  to  the extent that the proceeds  of  the  sale
including accrued interest are less than the resale price
provided   in  the  agreement  including  interest.    In
addition,  if the seller should be involved in bankruptcy
or  insolvency proceedings, the Fund may incur delay  and
costs in selling the underlying security or may suffer  a
loss of principal and interest if the Fund is treated  as
an   unsecured  creditor  and  required  to  return   the
underlying collateral to the seller's estate.

      Securities Loans.  Each Fund may make secured loans
of  its  portfolio securities amounting to not more  than
30% of its total assets.  See Investment Restrictions  of
the Funds.  The risks in lending portfolio securities, as
with  other  extensions of credit,  consist  of  possible
delay in the recovery of the securities or loss of rights
in  the  collateral should the borrower fail financially.
Securities  loans are made to broker-dealers pursuant  to
agreements  requiring that loans be continuously  secured
by  collateral in cash or cash equivalents (such as  U.S.
Treasury bills) at least equal at all times to the market
value  of  the securities lent.  The borrower pays  to  a
Fund  an  amount  equal  to  any  dividends  or  interest
received  on the securities lent.  A Fund may invest  the
cash  collateral received in interest-bearing, short-term
securities or receive a fee from the borrower.   Although
voting rights, or rights to consent with respect to the loaned securities, pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the security involved.

      Options.  The Small Cap Fund, Mid Cap Fund,  Growth
and Income Fund, Foreign Value Fund, and Emerging Markets
Fund  may,  but are not required to, write  covered  call
options  and  index options which are traded on  national
securities  exchanges with respect  to  stocks  in  their
portfolios  (ensuring that the Funds at  all  times  will
have in their portfolios the securities which they may be
obligated to deliver if the options are exercised).   The
"writer" of a call option gives to the purchaser of  that
option the right to buy the underlying security from  the
writer at the exercise price prior to the expiration date
of  the  call.   Call options are generally  written  for
periods  of less than six months. These Funds  may  write
covered call options on securities in their portfolios in
an attempt to realize a greater current return than would
be realized on the securities alone or to provide greater
flexibility in disposing of such securities.   The  Small
Cap  Fund, Mid Cap Fund, Growth and Income Fund,  Foreign
Value  Fund, and Emerging Markets Fund may also, but  are
not required to, write call options to partially hedge  a
possible stock market decline.  Because these Funds  seek
growth  of  capital, covered call options  would  not  be
written  except  at a time when it is believed  that  the
price  of  the  common stock on which the call  is  being
written  will  not rise in the near future and  the  Fund
does not desire to sell the common stock for tax or other
reasons.  The writer of a covered call option receives  a
premium  for  undertaking  the  obligation  to  sell  the
underlying  security at a fixed price during  the  option
period  if  the  option is exercised.  So long  as  these
Funds remain obligated as writers of covered calls,  they
forego  the opportunity to profit from increases  in  the
market  prices  of  the underlying securities  above  the
exercise  prices of the options, except  insofar  as  the
premiums represent such profits, and retain the  risk  of
loss  should  the  value  of  the  underlying  securities
decline.  These Funds may also, but are not required  to,
enter  into "closing purchase transactions" in  order  to
terminate  their obligations as writers of  covered  call
options prior to the expiration of the options.  Although
limiting writing covered call options to those which  are
traded  on  national securities exchanges  increases  the
likelihood  of  being  able  to  make  closing   purchase
transactions, there is no assurance that these Funds will
be  able  to  effect such transactions at any  particular
time or at an acceptable price.  If the Funds were unable
to   enter  into  a  closing  purchase  transaction,  the
principal  risks to the Funds would be the  loss  of  any
capital appreciation of the underlying security in excess
of  the  exercise  price and the inability  to  sell  the
underlying  security  in a down  market  until  the  call
option  was  terminated.   The writing  of  covered  call
options  could  result in an increase  in  the  portfolio
turnover  rates  of the Funds, especially during  periods
when   market   prices   of  the  underlying   securities
appreciate.

       Short Sales.  The Mid Cap Fund also may engage  in
short  sales of securities by selling securities it  does
not  own in anticipation of a decline in the market value
of  those  securities.  To effect such transactions,  the
Fund must borrow the security to make delivery to a buyer
and   then   later  replace  the  borrowed  security   by
purchasing  it  at  market price.  The Adviser  may  sell
securities  short  in anticipation of a  decline  in  the
price of the security between the time it is sold and the
time  it  is  purchased  for replacement.   However,  the
actual replacement price of the security may be more or less than the price at the time of sale. The Fund will realize a gain if its replacement price is less than the sale price, but will experience a loss if there is an increase in price. The Fund also will incur transaction costs, including interest expenses, and will be required to make margin deposits with brokers until the short position is closed out.

        No securities will be sold short if, after giving
effect  to  any short sales, the value of all  securities
sold  short  would exceed 25% of the Fund's  net  assets.
The  Fund  will  place in a segregated account  with  its
custodian an amount of cash or U.S. government securities
equal  to the difference between (i) the market value  of
the  securities sold short at the time of sale  and  (ii)
any  cash  or  securities required by the  broker  to  be
deposited  as  margin for the short sale  (excluding  the
proceeds  of  the  short  sale).   The  value   of   U.S.
government securities and cash in the segregated  account
will  be  marked to market daily and additional  deposits
will  be  added if the value of the Fund's short position
declines.   At  all times, however, the deposits  in  the
segregated account together with the amounts held by the broker as margin will not be less than the initial market value of the securities sold short.

        All of the Funds may sell short securities identical to ones that they own in their portfolios.

      Forward  Commitments.  Each Fund may make contracts
to purchase securities for a fixed price at a future date
beyond customary settlement time ("forward commitments"),
if  the  Fund  holds, and maintains until the  settlement
date  in  a segregated account with the Funds' custodian,
cash   or  Short-term  Debt  Obligations  in  an   amount
sufficient  to  meet  the  purchase  price.   These  debt
obligations will be marked to market on a daily basis and
additional liquid assets will be added to such segregated
accounts  as  required.   Forward  commitments   may   be
considered securities in themselves.  They involve a risk
of  loss  if  the value of the security to  be  purchased
declines prior to the settlement date, which risk  is  in
addition  to  the  risk of decline in the  value  of  the
Fund's  other  assets.  Although a  Fund  will  generally
enter  into  forward commitments with  the  intention  of
acquiring  securities  for  its  portfolio,  a  Fund  may
dispose  of  a  commitment prior  to  settlement  if  the
Advisor  deems  it  appropriate to do  so.   A  Fund  may
realize short-term profits or losses upon the sale of forward commitments.

       Warrants.   The  Funds  may  invest  in   warrants
purchased as units or attached to securities purchased by
the  series.   Warrants are options  to  purchase  equity
securities at specific prices valid for a specific period
of  time.   Their prices do not necessarily move parallel
to  the  prices  of the underlying securities.   Warrants
have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     Illiquid Securities. Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty, or may even be legally precluded from, selling at any particular time. The Funds may invest in illiquid securities, including restricted securities and other investments that are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

       The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

     Alternative Strategies. At times each fund's advisor may judge that market conditions make pursuing the fund's investment strategies inconsistent with the best interests of its shareholders. Each fund's advisor may then temporarily use alternative strategies that are mainly designed to limit the fund's losses. These alternative strategies may include the purchase of debt, money market investments and other investments not consistent with the investment strategies of the fund.
Although each fund's advisor has the flexibility to use these strategies, it may choose not to for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.


     Portfolio Turnover.   A change in securities held
by a Fund is known as "portfolio turnover" and almost always involves the payment by the Fund of brokerage commissions or dealer markups and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and may affect taxes paid by shareholders to the extent short-term gains are distributed. Portfolio turnover is not a limiting factor with respect to investment decisions by any Fund.

        The portfolio turnover rates for the Funds for their fiscal years 1999 (April 1, 1998 to March 31,
1999) and 2000 (April 1, 1999 to March 31, 2000)  were
as follows:

                         1999 2000
Small Cap Fund           113% 145%
Mid Cap Fund             168%      153%
Growth and Income Fund     97%       78%
International Equity Fund     128%   78%
Emerging Markets Fund      49%       31%
Foreign Value Fund         22%       30%

          INVESTMENT RESTRICTIONS OF THE FUNDS

      As fundamental policies, which may not be changed without "a vote of the majority of the outstanding voting securities" of a Fund (as defined below), a Fund will not take any of the following actions:

        (1) purchase any security if as a result a Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer;

        (2) purchase any security if as a result any Fund
would  then  have more than 10% of the value of  its  net
assets  (taken at current value) invested in any  of  the
following types of investment vehicles: in securities  of
companies (including predecessors) less than three  years
old,  in securities which are not readily marketable,  in
securities  which  are  subject to legal  or  contractual
restrictions on resale ("restricted securities")  and  in
repurchase  agreements which have a maturity longer  than
seven  (7)  days,  provided, however, that  no  Fund  may
invest   more   than  15%  of  its  assets  in   illiquid
securities;

        (3) make short sales of securities or maintain  a
short  position, if, for the Mid Cap Fund,  as  a  result
the  value of all securities sold short would exceed  25%
of the Fund's net assets; or, for all other Funds, unless
at all times when a short position is open the particular
Fund   owns  an  equal  amount  of  such  securities   or
securities convertible into, or exchangeable without payment of any further consideration for, securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. Such sales of securities subject to outstanding options would not be made. A Fund may maintain short positions in a stock index by selling futures contracts on that index.;

        (4)  issue  senior securities,  borrow  money  or
pledge  its assets except that a Fund may borrow  from  a
bank  for temporary or emergency purposes in amounts  not
exceeding  10%  (taken at the lower of  cost  or  current
value)  of  its  total assets (not including  the  amount
borrowed)   and   pledge  its  assets  to   secure   such
borrowings.   A  Fund  will not purchase  any  additional
portfolio securities so long as its borrowings amount to more than 5% of its total assets. (For purposes of this restriction, collateral arrangements with respect to the writing of covered call options and options on index futures and collateral arrangements with respect to margin for a stock index future are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of stock index futures or the purchase of related options are deemed to be the issuance of a senior security.);

        (5)  purchase or retain securities of any company
if,  to the knowledge of the Funds, officers and Trustees
of  the Funds or of the Manager or of the Advisor of  the
particular Funds who individually own more than 1/2 of 1%
of   the   securities  of  that  company   together   own
beneficially more than 5% of such securities;

        (6) buy or sell real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

        (7) act as underwriter except to the extent that,
in connection with the disposition of Fund securities, it
may   be  deemed  to  be  an  underwriter  under  certain
provisions of the federal securities laws;

       (8) make investments for the purpose of exercising control or management;

        (9) participate on a joint or joint and several basis in any trading account in securities;

        (10)                                       write,
purchase,  or  sell puts, calls or combinations  thereof,
except that: (i) the Small Cap Fund, Mid Cap Fund, Growth
and Income Fund, Foreign Value Fund, and Emerging Markets
Fund may each write covered call options with respect  to
all of their portfolio securities; (ii) the Mid Cap Fund,
Foreign  Value  Fund,  and  Emerging  Markets  Fund   may
purchase   put  options  and  call  options   on   widely
recognized securities indices, common stock of individual
companies  or  baskets  of  individual  companies  in   a
particular industry or sector; (iii) the Small Cap Fund may purchase put and call options on stock index futures and on stock indices; (iv) the International Equity Fund and Foreign Value Fund may purchase and write call options on stock index futures and on stock indices; and
(v) each of the Funds may sell and purchase such options to terminate existing positions;

        (11)                                       invest
in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

         (12)                                        make
loans,   except  (i)  through  the  purchase  of   bonds,
debentures, commercial paper, corporate notes and similar
evidences  of  indebtedness  of  a  type  commonly   sold
privately   to   financial  institutions,  (ii)   through
repurchase  agreements and loans of portfolio  securities
(limited  to 30% of the value of a Fund's total  assets).
The purchase of a portion of an issue of such securities distributed publicly, whether or not such purchase is made on the original issuance, is not considered the making of a loan; or

        (13)                                       invest
more than 25% of the value of its total assets in any one industry.

      Although certain of these policies envision a Fund maintaining a position in a stock index by selling futures contracts on that index and also envision that under certain conditions one or more Funds may engage in transactions in stock index futures and related options, the Funds do not currently intend to engage in such transactions. The fund has no intention of purchasing or selling commodities or commodity contracts, except that the funds may purchase and sell financial futures contracts and options.

      No  more  than  5% of the value of a  Fund's  total
assets  will  be invested in repurchase agreements  which
have a maturity longer than seven (7) days.  (Investments
in repurchase agreements which have a longer maturity are
not   considered  to  be  readily  marketable  and  their
purchase is therefore also restricted as set forth in restriction number (2) above). In addition, a Fund will not enter into repurchase agreements with a securities dealer if such transactions constitute the purchase of an interest in such dealer under the Investment Company Act of 1940.

      All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     As provided in the Investment Company Act of 1940, a "vote of a majority of the outstanding voting securities" necessary to amend a fundamental policy as to any Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of such Fund or (2) 67% or more of the shares of such Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                  PERFORMANCE MEASURES

    Average Annual Total Rate of Return(1), (2), (3)

Year Ended      5 Years Ended   10 Years Ended

March 31, 2000   March 31, 2000              March 31, 2000Since Inception
          Small Cap Fund
            Ordinary Shares   68.30%  21.03%     __     22.59% (8/3/92)
            Institutional Shares   70.86%               21.87%
__        20.61% (1/6/93)
          Mid Cap Fund
            Ordinary Shares   71.41%   31.20%    __     31.29% (3/20/95)
            Institutional Shares   72.81%               __
__        31.41% (4/17/95)
          Growth and Income Fund
            Ordinary Shares   49.94%   30.06% 20.15%    18.88% (5/6/85)
            Institutional Shares   52.32%                30.99%
__        21.29% (3/25/91)
          International Equity Fund
            Ordinary Shares   11.80%             5.89%   3.40%
4.24% (7/31/87)
            Institutional Shares   13.33%                  6.55%
__         4.55% (8/25/94)
          Emerging Markets Fund
            Ordinary Shares   41.31%             5.16%  __                 (
0.52)% (9/30/94)
            Institutional Shares   43.55%               __
__             3.47% (4/2/96)
          Foreign Value Fund
            Ordinary Shares   11.05%   __        __     (   3.73)% (5/15/98)
            Institutional Shares  12.37%__              __
__             8.88% (12/18/98)

(1)  Total return with all dividends and capital gains
     reinvested.    The   performance   data    quoted
     represents   past  performance.  The   investment
     return   and   principal  value  of   a   current
     investment  will fluctuate so that an  investor's
     shares, when redeemed, may be worth more or  less
     than  their  original  cost.   Returns  for   the
     Quantitative Foreign Value Fund are for a limited period of time and are not annualized.

(2)  These results reflect the impact of a contractual
     2.00%  expense cap applicable to the Quantitative
     Small  Cap  Fund, Quantitative Growth and  Income
     Fund, and Quantitative International Equity  Fund
     (when applicable), and a voluntary expense cap of
     2.25%  applicable  to  the Quantitative  Emerging
     Markets Fund, as described in the Prospectus, and
     expense  waivers and/or reimbursements applicable
     to  the  Funds.   If the expenses  had  not  been
     subsidized, where applicable, the performance would have been lower.

(3)  The  return for the Ordinary Shares of the  Funds
     takes  into  account a one percent (1%)  deferred
     sales  charge imposed at the time of  redemption.
     The  deferred sales charge is not imposed in  the
     case  of  redemptions  of  Institutional  Shares,
     redemptions  of Ordinary Shares of  the  Mid  Cap
     Fund  purchased  on  or  after  August  1,  1996,
     involuntary  redemptions, redemptions  of  Shares
     tendered  for exchange and redemptions of  Shares
     held   by  contributory  plans  qualified   under
     Section 401(k) of the Internal Revenue Code or for certain other redemptions. (See How to Redeem in the Prospectus.)

      From  time  to time, the Funds may advertise  their
performance  in  various  ways.   These  methods  include
providing  information on the returns of  the  Funds  and
comparing  the  performance  of  the  Funds  to  relevant
benchmarks.  Performance will be stated in terms of total
return.   "Total  return"  figures  are  based   on   the
historical performance of each Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

      Under  the  rules  of the Securities  and  Exchange
Commission    (the   "Commission"),   funds   advertising
performance must include total return quotes, "T" below, calculated according to the following formula:

     P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years (1, 5, or 10)

      ERV  =  ending  redeemable value of a  hypothetical
$1,000 payment made at the beginning of the "n" year period (or fractional portion thereof) at the end of such period.

      The  average annual total return will be calculated
under the foregoing formula and the time periods used  in
advertising  will be based on rolling calendar  quarters,
updated to the last day of the most recent quarter  prior
to  submission  of  the advertising for publication,  and
will  cover one, five, and ten year periods plus the time
period  since  the  effective date  of  the  registration
statement  relating  to the particular  Fund.   When  the
period  since inception is less than one year, the  total
return  quoted  will  be  the aggregate  return  for  the
period.   In  calculating redeemable value, the  deferred
sales charge is deducted from the ending redeemable value
and  all  dividends and distributions  by  the  Fund  are
deemed  to  have  been reinvested at net asset  value  as
described  in  the  Prospectus on the reinvestment  dates
during  the period.  Total return, or "T" in the  formula
above,   is  computed  by  finding  the  average   annual
compounded  rates of return over the 1,  5  and  10  year
periods  (or  fractional  portions  thereof)  that  would
equate   the  initial  amount  invested  to  the   ending
redeemable  value.   Any sales loads that  might  in  the
future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed on the Fund. The average annual total returns for the Funds as of December 31, 1999, the last calendar year end preceding the Prospectus and this Statement of Additional Information, are set forth in the Prospectus under the caption Performance.

      In reports to shareholders or other literature, the
Funds  may  compare their performance to  that  of  other
mutual  funds with similar investment objectives  and  to
stock  or  other relevant indices.  For example,  it  may
compare  its performance to rankings prepared  by  Lipper
Analytical  Services Inc. (Lipper) or Morningstar,  Inc.,
widely  recognized independent services that monitor  the
performance of mutual funds.  In making such comparisons,
the Funds may from time to time include a total aggregate
return  figure  or an average annual total return  figure
that is not calculated according to the formula set forth
above  in  order  to make a more accurate  comparison  to
other  measures of investment return.  For such purposes,
the  Funds calculate their aggregate total return in  the
same  manner as the above formula except that no deferred
sales charges are deducted from the ending amount.   When
the  period  since inception is less than one  year,  the
total return quoted will be the aggregate return for  the
period.   The  Funds, however, will disclose the  maximum
deferred  sales  charge and will also disclose  that  the
performance  data so quoted do not reflect sales  charges
and  that the inclusion of sales charges would reduce the
performance quoted.  Such alternative information will be
given no greater prominence in such sales literature than
the   information  prescribed  under  Commission   rules.
Performance information, rankings, ratings, published editorial comments and listings reported in national financial publications may also be used in computing performance of the Funds (if the Funds are listed in any such publication). Performance comparisons should not be considered as representative of the future performance of the Funds.

Independent statistical agencies measure the fund's
investment performance and publish comparative
information showing how the fund, and other investment
companies, performed in specified time periods.  Three
agencies whose reports are commonly used for such
comparisons are set forth below.  From time to time, the
fund may distribute these comparisons to its shareholders
or to potential investors.   THE AGENCIES LISTED BELOW
MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE STANDARDIZED
PERFORMANCE MEASURES DESCRIBED IN THE PRECEDING SECTION.

      LIPPER ANALYTICAL SERVICES, INC. distributes mutual
fund rankings monthly.  The rankings are based on total
return performance calculated by Lipper, generally
reflecting changes in net asset value adjusted for
reinvestment of       capital gains and income dividends.
They do not reflect deduction of any sales charges.
Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

      MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including
1-year, 3-year, 5-year, 10-year and overall performance.
The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

      CDA/WIESENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business
Daily, Kiplinger's Personal Finance Magazine, Money, U.S.
News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs.
Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

      MUTUAL FUNDS MAGAZINE, INC. publishes mutual fund rankings and is distributed monthly. Mutual Funds
Magazine's proprietary All-Star Ratings reflect historical risk-adjusted performance through a specific date and are subject to change. Overall ratings are calculated from the fund's total return, with load-adjustments if applicable, relative to the volatility of its price fluctuations, over a minimum of two years and a maximum of ten years. Separate All-Star Ratings are also calculated for 1-, 3-, 5- and 10-year periods, as applicable. For all periods, the 20% of funds with the highest risk-adjusted returns receive Five Stars; the next highest 20% receive Four Stars, the next highest 20% receive Three Stars, etc.

      THE CONSUMER PRICE INDEX, prepared by the U.S.
Bureau of Labor Statistics, is a commonly used measure of
the rate of inflation.  The index shows the average
change in the cost of selected consumer goods and
services and does not      represent a return on an
investment vehicle.

THE DOW JONES INDUSTRIAL AVERAGE is an index of 30 common stocks frequently used as a general measure of stock market performance.

      THE DOW JONES UTILITIES AVERAGE is an index of 15 utility stocks frequently used as a general measure of stock market performance.

      CS FIRST BOSTON HIGH YIELD INDEX is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

      THE LEHMAN BROTHERS AGGREGATE BOND INDEX is an index composed of securities from The Lehman Brothers
Government/Corporate Bond Index, The Lehman Brothers
Mortgage-Backed Securities Index and The Lehman Brothers
Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

      THE LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX
is an index composed of credit card, auto, and home
equity loans.  Included in the index are pass-through,
bullet (noncallable), and controlled amortization
structured debt    securities; no subordinated debt is
included. All securities have an average life of at least one year.

      THE LEHMAN BROTHERS CORPORATE BOND INDEX is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S.
dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS INTERMEDIATE TREASURY BOND
INDEX is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

      THE LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations
(excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

      THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES
INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National
Mortgage Association, Federal Home Loan Mortgage
Corporation, and Federal National Mortgage Association.

      THE LEHMAN BROTHERS MUNICIPAL BOND INDEX is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

      THE LEHMAN BROTHERS TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S.
dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD
INDEX is an index of approximately 1,482 equity securities listed on the stock exchanges of the United
States, Europe, Canada, Australia, New Zealand and the
Far East, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING
MARKETS INDEX is an index of approximately 1,100 securities representing 20 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING
MARKETS FREE INDEX is an index of approximately 1,003 securities available to non-domestic investors representing 26 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far
East.  All values are expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE
INDEX is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC
INDEX is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong
Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

      THE NASDAQ INDUSTRIAL AVERAGE is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market
System.

      THE RUSSELL 1000 INDEX is composed of the 1,000 largest companies in the Russell 3000 Index, representing approximately 89% of the Russell 3000 total market capitalization. The Russell 3000 Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.

      THE RUSSELL 2000 INDEX is composed of the 2,000
smallest companies in the Russell 3000 Index,
representing     approximately 11% of the Russell 3000
total market capitalization.

      THE RUSSELL 2000 GROWTH INDEX is composed of
securities with greater-than-average growth orientation
within the Russell 2000 Index.  Each security's growth
orientation is determined by a composite score of the
security's price-to-    book ratio and forecasted growth
rate. Growth stocks tend to have higher price-to-book ratios and forecasted growth rates than value stocks.
This index is composed of approximately 1,310 companies from the Russell 2000 Index, representing approximately
50% of the total market capitalization of the Russell
2000 Index.

      THE RUSSELL MIDCAP INDEX is composed of the 800
smallest companies in the Russell 1000 Index,
representing     approximately 35% of the Russell 1000
total market capitalization.

      THE RUSSELL MIDCAP GROWTH INDEX is composed of
securities with greater-than-average growth orientation
within the Russell Midcap Index.  Each security's growth
orientation is determined by a composite score of the
security's price-to-book ratio and forecasted growth
rate.  Growth stocks tend to have higher price-to-book
ratios and forecasted      growth rates than value
stocks.  This index is composed of approximately 450
companies from the Russell 1000 Growth      Index,
representing 20% of the total market capitalization of the Russell 1000 Growth Index.

      THE SALOMON BROTHERS LONG-TERM HIGH-GRADE CORPORATE
BOND INDEX is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

      THE SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. government securities with maturities greater than 10 years.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX is an index that tracks the performance of the government bond markets of Australia, Austria, Belgium Canada,
Denmark, France, Germany, Italy, Japan, Netherlands,
Spain, Sweden, United Kingdom and the United States.
Country eligibility is determined by market capitalization and investability criteria.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX
(non $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

      STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an index of common stocks frequently used as a general measure of stock market performance.

      STANDARD & POOR'S 40 UTILITIES INDEX is an index of
40 utility stocks.

      STANDARD & POOR'S/BARRA VALUE INDEX is an index constructed by ranking the securities in the Standard &
Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500
Composite Stock Price Index.

                 THE QUANTITATIVE GROUP

    The Trust was established in 1983 as a business trust
under  Massachusetts' law.  A copy  of  the  Amended  and
Restated  Declaration of Trust (as amended  through  July
19,  1993)  amending  and  restating  the  Agreement  and
Declaration of Trust dated June 27, 1983, is on file with
the  Secretary of the Commonwealth of Massachusetts.  The
Trust  has  an unlimited authorized number of  shares  of
beneficial   interest   that  may,  without   shareholder
approval, be divided into an unlimited number of series of such shares and an unlimited number of classes of shares of any such series. Shares are presently divided into six series of shares, the Funds, each comprised of two classes of shares. There are no rights of conversion between shares of different Funds which are granted by the Amended and Restated Declaration of Trust, but holders of shares of either class of a Fund may exchange all or a portion of their shares for shares of a like class in another Fund (subject to their respective minimums). No exchanges are permitted from one class of shares to another class of shares of the same or a different Fund.

    These shares are entitled to one vote per share (with
proportional  voting  for  fractional  shares)  on   such
matters as shareholders are entitled to vote, including the election of Trustees. Shares vote by individual Fund
(or class thereof under certain circumstances) on all matters except that (i) when the Investment Company Act of 1940 so requires, shares shall be voted in the aggregate and not by individual Fund and (ii) when the Trustees of the Funds have determined that a matter affects only the interest of one or more Funds, then only holders of shares of such Fund shall be entitled to vote thereon.

   There will normally be no meetings of shareholders for
the  purpose of electing Trustees unless and  until  such
time  as  less than a majority of the Trustees have  been
elected  by the shareholders, at which time the  Trustees
then in office will call a shareholders' meeting for  the
election  of  Trustees.   In addition,  Trustees  may  be
removed  from office by a written consent signed  by  the
holders  of two-thirds of the outstanding shares of  each
Fund  and filed with the Fund or by a vote of the holders
of two-thirds of the outstanding shares of each Fund at a
meeting duly called for that purpose, which meeting shall
be  held upon the written request of the holders  of  not
less  than  10% of the outstanding shares.  Upon  written
request  by ten or more shareholders, who have been  such
for  at  least six months and who hold, in the aggregate,
shares  having  a  net asset value of at  least  $25,000,
stating  that such shareholders wish to communicate  with
the  other shareholders for the purpose of obtaining  the
signatures  necessary  to demand a  meeting  to  consider
removal  of  a  Trustee,  the Funds  have  undertaken  to
provide   a   list  of  shareholders  or  to  disseminate
appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

    Shares  are  freely  transferable,  are  entitled  to
dividends as declared by the Trustees, and in liquidation
of  the  Trust are entitled to receive the net assets  of
their  Fund,  but  not of the other Funds.   Shareholders
have no preemptive rights. The Funds' fiscal year ends on the last day of March.

    Under  Massachusetts' law, shareholders could,  under
certain circumstances, be held liable for the obligations
of  the Funds.  However, the Agreement and Declaration of
Trust   disclaims  shareholder  liability  for  acts   or
obligations  of  the Funds and requires  notice  of  such
disclaimer  be  given  in each agreement,  obligation  or
instrument entered into or executed by the Funds  or  the
Trustees.   The  Agreement  and  Declaration   of   Trust
provides for indemnification out of a Fund's property for
all loss and expense of any shareholder of that Fund held
liable  on account of being or having been a shareholder.
Thus, the risk of a shareholder incurring financial  loss
on   account  of  shareholder  liability  is  limited  to
circumstances in which the Fund of which he was a shareholder would be unable to meet its obligations.






                         EXPERTS

      The  audited financial statements as of  March  31,
2000  incorporated  by  reference in  this  Statement  of
Additional Information have been so included in  reliance
upon  the  report  of  PricewaterhouseCoopers  LLP,  1055
Broadway, 10th Floor, Kansas City, MO 64105 independent accountants, given on the authority of that firm as experts in accounting and auditing.

     Part C   Other Information
Item 23.  Exhibits

     (a)  Amended and Restated Agreement and Declaration of
       Trust, dated April 2, 1990 (1)

          (1) Amendment 1, Dated July 18, 1993, To the Agreement And Declaration of Trust, Dated April 2, 1990 (1)

     (b)  Amended and Restated By-Laws, Dated April 2, 1990 (1)

          (1) Amendment 1, Dated July 19, 1993, To the Bylaws Dated April 2, 1990 (1)

     (c)  (1) Portions of Agreement and Declaration of Trust
       Relating to Shareholders' Rights (1)

       (2) Portions of By-Laws Relating to Shareholders'
       Rights (1)

     (d)  (1) Management Contract Between Quantitative Group of
       Funds and Quantitative Advisors, Inc., Dated January 31,
       1999 -- Exhibit 1

       (2) Advisory Contract Between Quantitative Advisors,
       Inc. and Columbia Partners, L.L.C., Dated January
       31, 1999-Mid Cap Fund (1)

       (3) Advisory Contract Between Quantitative Advisors,
       Inc. and Columbia Partners, L.L.C., Dated January
       31, 1999-Small Cap Fund (1)

       (4) Advisory Contract Between Quantitative Advisors,
       Inc. and Independence International Associates,
       Inc., Dated January 31, 1999-Emerging Markets Fund
       (1)

       (5) Advisory Contract Between Quantitative Advisors,
       Inc. and Independence International Associates,
       Inc., Dated January 31, 1999-International Equity
       Fund (1)

       (6) Advisory Contract Between Quantitative Advisors,
       Inc. and Polaris Capital Management, Inc., Dated
       January 31, 1999-Foreign Value Fund (1)

     (e)  Distribution Agreement Dated May 6, 1994 (1)

          (1)  Amendment to Distribution Agreement Dated May 6, 1994
            (1)

          (2)  Amendment to Distribution Agreement Dated May 15, 1994
            (1)

          (3)  Amendment to Distribution Agreement Dated May 18, 1998
            (1)

          (4)  Form of Specimen Ordinary Share Selling Agreement
            (Fully Disclosed Accounts) (1)

          (5)  Form of Specimen Ordinary and Institutional Share
            Selling Agreement (Fully Disclosed Accounts) (1)

     (f)  Not applicable.

     (g)  Custodian and Investment Accounting Agreement with
       Investors Fiduciary Trust Company, Dated January 18, 1998
       (1)

          (1)  First Amendment to the Custodian and Investment
            Accounting Agreement with Investors Fiduciary Trust Company, Dated March 1, 1998 (1)

     (h)  (1) Transfer Agent and Service Agreement, Dated October
       31, 1989 (1)

       (2) Limited Agency Agreement for Transfer Agency
       Services (1)

     (i)  Opinion and Consent of Dechert, Price & Rhoads (1)

     (j)  Consent of Independent Accountants -- Exhibit 3

     (k)  Not applicable.

     (l)  Not applicable.

     (m)   (1) Distribution Plan, Dated April 2, 1990 (1)

       (2) Form of Specimen Ordinary and Institutional
       Share Servicing Agreement (1)

       (3) Form of Specimen Ordinary Share Service
       Agreement - NTF (1)

       (4) Form of Specimen Ordinary Share Service
       Agreement (Undisclosed) (1)

       (5) Financial Data Schedule for Ordinary Shares (1)

       (6) Financial Data Schedule for Institutional Shares
       (1)

     (n)  (1) Rule 18f-3 Plan Amendment 1(1)

       (2) Rule 18f-3 Plan Amendment 2 (1)

       (3) Rule 18f-3 Plan Amendment 3(1)

     (o)  Code of Ethics, Dated April 2000 -- Exhibit 4

(1) Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on July 30, 2000 and incorporated by reference herein.

Item 24. Persons Controlled by or under common control with the Company.

No person is presently controlled by or under common control with the Company.

Item 25.  Indemnification

Indemnification provisions for officers, directors and employees of the Company are set forth in Article VIII, Sections one through three of the Amended and Restated Agreement and Declaration of Trust, and are hereby incorporated by reference. See Item 23 (a) (1) above.
Under this Declaration of Trust, directors and officers will be indemnified to the fullest extent permitted to directors by the Massachusetts General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

Item 26.  Business and Other Connections of Investment
Adviser

There is set forth below information as to any other business, vocation or employment of a substantial nature in which each director or officer of Quantitative Advisors, Inc., the Registrant's investment adviser (the "Manager"), is or at any time during the past two fiscal years has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

Name                Business and other connections

Willard L. Umphrey:      President/Treasurer/Clerk/Director,
U.S. Boston Insurance
Director            Agency, Inc.; Director, U.S. Boston
Capital Corporation;
                    President/Treasurer/Director, USB
                    Technology, Inc.; President /Director,
                    USB Atlantic Associates, Inc., USB 95
                    Acquisition Corp., Waterfront Parking
                    Corporation; Director/Treasurer, USB
                    Corporation and U.S. Boston Corporation;
                    Assistant Secretary/Director, AB&T,
                    Inc.; Director, Cambridge Diagnostics
                    Ireland Ltd., Pear Tree Royalty Company,
                    Inc., U.S. Boston Asset Management
                    Corporation, U.S. Boston Funding
                    Corporation, Inverness Medical
                    Technology Services, Inc.; Partner, U.S.
                    Boston Company, U.S. Boston Company II,
                    U.S. Boston Company III; U.S. Boston
                    Company IV; President/Chairman/Trustee,
                    Quantitative Group of Funds, d/b/a Quant
                    Funds.

Leon Okurowski:          Director/President, U.S. Boston
Corporation, USB
Clerk                    Corporation and U.S. Boston Asset
Management
Treasurer                Corporation; Vice
President/Treasurer/Clerk/Director,
Director            Waterfront Parking Corporation; Vice
                    President/Treasurer/Director, U.S.
                    Boston Capital Corporation; Vice
                    President, U.S. Boston Insurance Agency,
                    Inc.; Director/Treasurer, AB&T, Inc.;
                    Director, U.S. Boston Funding
                    Corporation, USB Technology, Inc.;
                    Partner, U.S. Boston Company, U.S.
                    Boston Company II, U.S. Boston Company
                    III, U.S. Boston Company IV;
                    Treasurer/Vice Chairman/Trustee,
                    Quantitative Group of Funds, d/b/a Quant
                    Funds.

Frederick S. Marius President/General Counsel, U.S. Boston
                    Capital
President           Corporation; Executive Vice
                    President/Clerk, Quantitative Group of
                    Funds, d/b/a Quant Funds

The principal business address of each U.S. Boston affiliate named above is Lincoln North, 55 Old Bedford Road, Lincoln,
Massachusetts 01773. The principal business address of AB&T is 200 Franklin Street, Boston, Massachusetts 02109.

Item 27.  Principal Underwriters

     (a)  Not applicable.
(b) The directors and officer of the Registrant's principal underwriter are:

                    Positions and       Positions and
                    Offices with        Offices with
Name                Underwriter         Registrant

Carol A. Higgins         Clerk               None

Leon Okurowski      Vice President,     Vice President,
Treasurer
                    Treasurer and       and Trustee
                    Director

Willard L. Umphrey       Director       President, Chairman
                                   And Trustee

Frederick S. Marius      President      Executive Vice
President
                                   And Clerk

The principal business address of each person listed above is Lincoln North, 55 Old Bedford Road, Lincoln,
Massachusetts 01773.

     (c)  Not applicable.

Item 28.  Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section
31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

 Registrant's investment advisers:

          Quantitative Advisors, Inc.
          55 Old Bedford Road
          Lincoln, MA  01773

          State Street Global Advisors
          225 Franklin Street, 3rd Floor
          Boston, MA  02110

          Independence International Associates, Inc.
          53 State Street, 38th Floor
          Boston, MA  02109

          Columbia Partners, L.L.C.
          1775 Pennsylvania Avenue, N.W., 10th Floor
          Washington, D.C.  20006

          Polaris Capital Management, Inc
          125 Summer Street
          Boston, MA  02110

Registrant's custodian:

          State Street - Kansas City
          801 Pennsylvania Avenue
          Kansas City, MO  64105

Registrant's transfer agent:

          Quantitative Institutional Services, Inc., a
          division of Quantitative Advisors, Inc.
          55 Old Bedford Road
          Lincoln, MA  01773

Item 29.  Management Services

        Not applicable.

Item 30.  Undertakings

        Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule
485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the town of Lincoln, County of Middlesex, and Commonwealth of
Massachusetts, on the 31st day of July, 2000.

Attest:                  Quantitative Group of Funds d/b/a
                    Quant Funds

/s/  Kristina I. Tuholski          /s/  Frederick S. Marius
Kristina I. Tuholski, Assistant Clerk    Frederick S.
                    Marius, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Robert M. Armstrong
Trustee

/s/ John M. Bulbrook
Trustee

/s/ Edward A. Burrows
Trustee

/s/ Joseph J. Caruso
Trustee

/s/ Leon Okurowski
Trustee

/s/ Willard L. Umphrey
Trustee

/s/ Ron Zwanziger
Trustee

By: /s/ Frederick S. Marius
       Frederick S. Marius
      Attorney in Fact